                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-13

Statements of Changes in Net Assets........................................ F-36

Notes to Financial Statements.............................................. F-60

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account III
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund-- Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund-Service Class 2-- Equity-Income and Growth Portfolios; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Worldwide Growth, Balanced, International Growth, and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the Rydex Variable Trust--OTC Fund; and the MFS Variable Insurance Trust--MFS Utility, MFS Investors Growth Stock, MFS Investors Trust, and MFS New Discovery Series) as of December 31, 2001, the related statements of operations and changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account III as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                      GE Investments Funds, Inc.
                   -------------------------------------------------------------------------------------------------------------
                                Money      Total   International Real Estate Global   Mid-Cap               U.S.      Premier
                    S&P 500     Market    Return      Equity     Securities  Income Value Equity  Income   Equity  Growth Equity
                   Index Fund    Fund      Fund        Fund         Fund      Fund      Fund       Fund     Fund       Fund
                   ---------- ---------- --------- ------------- ----------- ------ ------------ --------- ------- -------------
Assets
Investments in GE
Investments
Funds, Inc., at
fair value (note
2):
 S&P 500 Index
 Fund (282,140
 shares; cost --
  $6,872,795)....  $5,978,548        --        --         --           --       --         --          --      --         --
 Money Market
 Fund (12,568,409
 shares; cost --
  $12,568,409)...         --  12,568,409       --         --           --       --         --          --      --         --
 Total Return
 Fund (117,835
 shares;
 cost --
  $1,711,974)....         --         --  1,707,426        --           --       --         --          --      --         --
 International
 Equity Fund
 (64,778 shares;
 cost --
  $532,284)......         --         --        --     536,359          --       --         --          --      --         --
 Real Estate
 Securities Fund
 (60,591 shares;
 cost --
  $849,567)......         --         --        --         --       895,533      --         --          --      --         --
 Global Income
 Fund (3,413
 shares;
 cost --
  $31,741).......         --         --        --         --           --    31,914        --          --      --         --
 Mid-Cap Value
 Equity Fund
 (86,643 shares;
 cost --
  $1,389,739)....         --         --        --         --           --       --   1,356,823         --      --         --
 Income Fund
 (102,037 shares;
 cost --
  $1,239,507)....         --         --        --         --           --       --         --    1,250,973     --         --
 U.S. Equity Fund
 (10,504 shares;
 cost --
  $358,604)......         --         --        --         --           --       --         --          --  338,327        --
 Premier Growth
 Equity Fund
 (10,776 shares;
 cost --
  $808,115)......         --         --        --         --           --       --         --          --      --     747,230
 Value Equity
 Fund (5,507
 shares;
 cost --
  $48,730).......         --         --        --         --           --       --         --          --      --         --
 Small-Cap Value
 Equity Fund
 (8,192 shares;
 cost --
  $96,138).......         --         --        --         --           --       --         --          --      --         --
Dividend
Receivable.......         --         --        --         --           --       --         --          --      --         --
Receivable from
affiliate........         --       1,856       414        --           --     1,102        --          --      --          97
Receivable for
units sold.......         --   2,231,564       250        --           --       --      23,130         --    4,619        --
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
 Total assets....   5,978,548 14,801,829 1,708,090    536,359      895,533   33,016  1,379,953   1,250,973 342,946    747,327
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
Liabilities
Accrued expenses
payable to
affiliate
(note 4).........       4,727      5,484       716     16,941        6,855       14      1,445       1,089   1,235        305
Payable for units
withdrawn........         --         --        --         --           --       --         --          --      --         --
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
 Total
 liabilities.....       4,727      5,484       716     16,941        6,855       14      1,445       1,089   1,235        305
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
Net assets
attributable to
variable life
policyholders....  $5,973,821 14,796,345 1,707,374    519,418      888,678   33,002  1,378,508   1,249,884 341,711    747,022
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Outstanding
units: Type I ...     138,814    810,426    51,334     41,454       41,820    3,313     71,065     103,897  19,782     73,412
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Net asset value
per unit: Type
I................  $    39.90      17.45     33.26      12.53        21.25     9.96      16.95       12.03   11.16       9.86
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Outstanding
units: Type II ..      51,742     62,265       --         --           --       --      16,047         --   13,161      2,652
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Net asset value
per unit: Type
II...............  $     8.41      10.51       --         --           --       --       10.84         --     9.19       8.74
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
                   Value   Small-Cap
                   Equity Value Equity
                    Fund      Fund
                   ------ ------------
Assets
Investments in GE
Investments
Funds, Inc., at
fair value (note
2):
 S&P 500 Index
 Fund (282,140
 shares; cost --
  $6,872,795)....     --        --
 Money Market
 Fund (12,568,409
 shares; cost --
  $12,568,409)...     --        --
 Total Return
 Fund (117,835
 shares;
 cost --
  $1,711,974)....     --        --
 International
 Equity Fund
 (64,778 shares;
 cost --
  $532,284)......     --        --
 Real Estate
 Securities Fund
 (60,591 shares;
 cost --
  $849,567)......     --        --
 Global Income
 Fund (3,413
 shares;
 cost --
  $31,741).......     --        --
 Mid-Cap Value
 Equity Fund
 (86,643 shares;
 cost --
  $1,389,739)....     --        --
 Income Fund
 (102,037 shares;
 cost --
  $1,239,507)....     --        --
 U.S. Equity Fund
 (10,504 shares;
 cost --
  $358,604)......     --        --
 Premier Growth
 Equity Fund
 (10,776 shares;
 cost --
  $808,115)......     --        --
 Value Equity
 Fund (5,507
 shares;
 cost --
  $48,730).......  49,619       --
 Small-Cap Value
 Equity Fund
 (8,192 shares;
 cost --
  $96,138).......     --     98,385
Dividend
Receivable.......     --        --
Receivable from
affiliate........     --        --
Receivable for
units sold.......     --        --
                   ------ ------------
 Total assets....  49,619    98,385
                   ------ ------------
Liabilities
Accrued expenses
payable to
affiliate
(note 4).........     --        --
Payable for units
withdrawn........     --        --
                   ------ ------------
 Total
 liabilities.....     --        --
                   ------ ------------
Net assets
attributable to
variable life
policyholders....  49,619    98,385
                   ====== ============
Outstanding
units: Type I ...     --        --
                   ====== ============
Net asset value
per unit: Type
I................     --        --
                   ====== ============
Outstanding
units: Type II ..   5,347     7,759
                   ====== ============
Net asset value
per unit: Type
II...............    9.28     12.68
                   ====== ============

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                       Account Funds --
                                     Oppenheimer Variable Account Funds                 Class 2 Shares
                          --------------------------------------------------------- ----------------------
                                                                                               Main Street
                                       Capital    Aggressive              Multiple    Global    Growth &
                             Bond    Appreciation   Growth   High Income Strategies Securities   Income
                           Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ---------- ------------ ---------- ----------- ---------- ---------- -----------
Assets
Investments in
Oppenheimer Variable
Account Funds, at fair
value (note 2):
 Bond Fund/VA (148,865
 shares; cost --
  $1,685,779)...........  $1,668,781        --          --          --         --        --          --
 Capital Appreciation
 Fund/VA (105,990
 shares; cost --
  $4,807,667)...........         --   3,877,132         --          --         --        --          --
 Aggressive Growth
 Fund/VA (122,792
 shares; cost --
  $6,681,353)...........         --         --    5,000,088         --         --        --          --
 High Income Fund/VA
 (367,365 shares;
 cost -- $3,801,460)....         --         --          --    3,137,295        --        --          --
 Multiple Strategies
 Fund/VA (215,426
 shares; cost --
  $3,479,442)...........         --         --          --          --   3,317,565       --          --
Investments in
Oppenheimer Variable
Account Funds -- Class 2
Shares, at fair value
(note 2):
 Global Securities
 Fund/VA (12,063 shares;
 cost -- $274,611)......         --         --          --          --         --    274,791         --
 Main Street Growth &
 Income Fund/VA (7,211
 shares; cost --
  $134,077).............         --         --          --          --         --        --      136,648
Dividend Receivable.....         --         --          --          --         --        --          --
Receivable from
affiliate...............         658        --          654       1,404        187       --          --
Receivable for units
sold....................         --         --          399         --         250       --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
 Total assets...........   1,669,439  3,877,132   5,001,141   3,138,699  3,318,002   274,791     136,648
                          ----------  ---------   ---------   ---------  ---------   -------     -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         714      9,922       2,145       1,346      1,422       --          --
Payable for units
withdrawn...............         --         --          --          --         --        --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
 Total liabilities......         714      9,922       2,145       1,346      1,422       --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
Net assets attributable
to variable life
policyholders...........  $1,668,725  3,867,210   4,998,996   3,137,353  3,316,580   274,791     136,648
                          ==========  =========   =========   =========  =========   =======     =======
Outstanding units: Type
I ......................      66,563     87,276     125,888      99,852    103,256       --          --
                          ==========  =========   =========   =========  =========   =======     =======
Net asset value per
unit: Type I............  $    25.07      44.31       39.71       31.42      32.12       --          --
                          ==========  =========   =========   =========  =========   =======     =======
Outstanding units: Type
II .....................         --         --          --          --         --     30,600      16,001
                          ==========  =========   =========   =========  =========   =======     =======
Net asset value per
unit: Type II...........  $      --         --          --          --         --       8.98        8.54
                          ==========  =========   =========   =========  =========   =======     =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Variable Insurance Products    Variable Insurance    Variable Insurance
                                       Fund                 Products Fund II      Products Fund III
                          ------------------------------- -------------------- -----------------------
                            Equity-                         Asset              Growth &     Growth
                            Income     Growth   Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ----------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
Insurance Products Fund,
at fair value (note 2):
 Equity-Income Portfolio
 (541,199 shares;
 cost -- $12,281,412)...  $12,312,278       --        --        --        --        --          --
 Growth Portfolio
 (296,953 shares;
 cost -- $12,136,550)...          --  9,980,578       --        --        --        --          --
 Overseas Portfolio
 (167,653 shares;
 cost -- $3,338,080)....          --        --  2,327,021       --        --        --          --
Investments in Variable
Insurance Products Fund
II at fair value (note
2):
 Asset Manager Portfolio
 (410,573 shares;
 cost -- $6,362,475)....          --        --        --  5,957,412       --        --          --
 Contrafund Portfolio
 (385,806 shares;
 cost -- $8,550,030)....          --        --        --        --  7,766,283       --          --
Investments in Variable
Insurance Products Fund
III, at fair value (note
2):
 Growth & Income
 Portfolio (37,421
 shares; cost --
  $564,719).............          --        --        --        --        --    493,581         --
 Growth Opportunities
 Portfolio (21,306
 shares; cost --
  $437,196).............          --        --        --        --        --        --      322,358
Dividend Receivable.....          --        --        --        --        --        --          --
Receivable from
affiliate...............        3,737       --        --        --        --        --          --
Receivable for units
sold....................          --        --        --        250       --     22,552         --
                          ----------- --------- --------- --------- ---------   -------     -------
 Total assets...........   12,316,015 9,980,578 2,327,021 5,957,662 7,766,283   516,133     322,358
                          ----------- --------- --------- --------- ---------   -------     -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...        5,314     8,069    26,568    21,773     6,032       887         750
Payable for units
withdrawn...............          --    465,823       --        --        --        --          --
                          ----------- --------- --------- --------- ---------   -------     -------
 Total liabilities......        5,314   473,892    26,568    21,773     6,032       887         750
                          ----------- --------- --------- --------- ---------   -------     -------
Net assets attributable
to variable life
policyholders...........  $12,310,701 9,506,686 2,300,453 5,935,889 7,760,251   515,246     321,608
                          =========== ========= ========= ========= =========   =======     =======
Outstanding units: Type
I ......................      323,795   212,582   126,121   219,198   303,135    35,267      29,917
                          =========== ========= ========= ========= =========   =======     =======
Net asset value per
unit: Type I............  $     38.02     44.72     18.24     27.08     25.60     14.61       10.75
                          =========== ========= ========= ========= =========   =======     =======
Outstanding units: Type
II .....................          --        --        --        --        --        --          --
                          =========== ========= ========= ========= =========   =======     =======
Net asset value per
unit: Type II...........  $       --        --        --        --        --        --          --
                          =========== ========= ========= ========= =========   =======     =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Variable Insurance    Variable Insurance   Variable Insurance
                             Products Fund --      Products Fund III  Products Fund II --
                              Service Class 2     -- Service Class 2    Service Class 2
                          ----------------------- ------------------- --------------------
                                                  Growth &
                          Equity-Income  Growth    Income    Mid Cap
                            Portfolio   Portfolio Portfolio Portfolio Contrafund Portfolio
                          ------------- --------- --------- --------- --------------------
Assets
Investments in Variable
Insurance Products
Fund -- Service Class 2,
at fair value
(note 2):
 Equity-Income
 Portfolio (12,649
 shares; cost --
  $276,853).............    $285,734        --        --        --              --
 Growth Portfolio
 (2,965 shares; cost --
  $98,528)..............         --      98,860       --        --              --
Investments in Variable
Insurance Products Fund
III -- Service Class 2,
at fair value (note 2):
 Growth & Income
 Portfolio (5,566
 shares; cost --
  $70,777)..............         --         --     72,746       --              --
 Mid Cap Portfolio
 (4,888 shares; cost --
  $75,530)..............         --         --        --     95,273             --
Investment in Variable
Insurance Products Fund
II -- Service Class 2,
at fair value (note 2):
 Contrafund Portfolio
 (3,239 shares; cost --
   $64,049).............         --         --        --        --           64,773
Dividend Receivable.....         --         --        --        --              --
Receivable from
affiliate...............         --         --        --        --              --
Receivable for units
sold....................       4,619        --        --        --            3,752
                            --------     ------    ------    ------          ------
   Total assets.........     290,353     98,860    72,746    95,273          68,525
                            --------     ------    ------    ------          ------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         --         --        --        --              --
Payable for units
withdrawn...............         --         --        --        --              --
                            --------     ------    ------    ------          ------
   Total liabilities....         --         --        --        --              --
                            --------     ------    ------    ------          ------
Net assets attributable
to variable life
policyholders...........    $290,353     98,860    72,746    95,273          68,525
                            ========     ======    ======    ======          ======
Outstanding units: Type
I ......................         --         --        --        --              --
                            ========     ======    ======    ======          ======
Net asset value per
unit: Type I............    $    --         --        --        --              --
                            ========     ======    ======    ======          ======
Outstanding units: Type
II......................      29,152     13,129     8,285     9,368           7,959
                            ========     ======    ======    ======          ======
Net asset value per
unit: Type II...........    $   9.96       7.53      8.78     10.17            8.61
                            ========     ======    ======    ======          ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                 Federated Insurance
                                                                  Series -- Service                             PBHG Insurance
                            Federated Insurance Series                 Shares          Alger American Fund     Series Fund, Inc.
                   --------------------------------------------- ------------------- ------------------------ -------------------
                                                                                                                PBHG
                    American      High             International                         Small      LargeCap  Large Cap   PBHG
                    Leaders      Income    Utility Small Company        High         Capitalization  Growth    Growth   Growth II
                    Fund II   Bond Fund II Fund II    Fund II    Income Bond Fund II   Portfolio    Portfolio Portfolio Portfolio
                   ---------- ------------ ------- ------------- ------------------- -------------- --------- --------- ---------
Assets
Investments in
Federated
Insurance Series,
at fair value
(note 2):
 American Leaders
 Fund II (54,661
 shares;
 cost --
  $1,078,759)....  $1,052,233       --         --        --                --                --           --       --        --
 High Income Bond
 Fund II (77,563
 shares;
 cost --
  $702,143)......         --    598,784        --        --                --                --           --       --        --
 Utility Fund II
 (32,291 shares;
 cost --
  $424,752)......         --        --     334,860       --                --                --           --       --        --
 International
 Small Company
 Fund II (1,801
 shares; cost --
  $20,033).......         --        --         --      9,998               --                --           --       --        --
Investments in
Federated
Insurance
Series -- Service
Shares, at fair
value (note 2):
 High Income Bond
 Fund II (14,264
 shares;
 cost --
  $109,329)......         --        --         --        --            110,119               --           --       --        --
Investments in
Alger American
Fund, at fair
value (note 2):
 Small
 Capitalization
 Portfolio
 (127,914 shares;
 cost --
  $2,120,870)....         --        --         --        --                --          2,116,971          --       --        --
 LargeCap Growth
 Portfolio
 (91,048 shares;
 cost --
  $4,523,748)....         --        --         --        --                --                --     3,347,851      --        --
Investments in
PBHG Insurance
Series Fund,
Inc., at fair
value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (21,477 shares;
 cost --
  $501,060)......         --        --         --        --                --                --           --   377,990       --
 PBHG Growth II
 Portfolio
 (40,580 shares;
 cost --
  $447,682)......         --        --         --        --                --                --           --       --    456,119
Dividends
Receivable.......         --        --         --        --                --                --           --       --        --
Receivable from
affiliate........         --        156        --        --                --                --           712      --        --
Receivable for
units sold.......      22,552       --         --        --                579               --           650      --        --
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
 Total assets....   1,074,785   598,940    334,860     9,998           110,698         2,116,971    3,349,213  377,990   456,119
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
Liabilities
Accrued expenses
payable to
affiliate (note
4)...............       1,087       257        794       --                --              1,166        1,436   19,524     1,270
Payable for units
withdrawn........         --         39        --        --                --            457,245          --         1   235,428
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
 Total
 liabilities.....       1,087       296        794       --                --            458,411        1,436   19,525   236,698
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
Net assets
attributable to
variable life
policyholders....  $1,073,698   598,644    334,066     9,998           110,698         1,658,560    3,347,777  358,465   219,421
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Outstanding
units: Type I....      63,683    43,255     23,007       --                --            193,757      177,225   21,136    20,392
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Net asset value
per unit: Type
I................  $    16.86     13.84      14.52       --                --               8.56        18.89    16.96     10.76
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Oustanding units:
Type II..........         --        --         --      1,519            11,377               --           --       --        --
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Net asset value
per unit: Type
II...............  $      --        --         --       6.58              9.73               --           --       --        --
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
Aspen Series, at fair
value (note 2):
 Aggressive Growth
 Portfolio (109,894
 shares;
 cost -- $3,638,728)....  $2,415,463       --        --        --       --           --           --
 Growth Portfolio
 (310,276 shares;
 cost -- $7,289,055)....         --  6,168,284       --        --       --           --           --
 Worldwide Growth
 Portfolio (328,022
 shares;
 cost -- $12,528,971)...         --        --  9,361,734       --       --           --           --
 Balanced Portfolio
 (266,772 shares;
 cost -- $5,762,687)....         --        --        --  6,021,038      --           --           --
 Flexible Income
 Portfolio (31,481
 shares;
 cost -- $368,703)......         --        --        --        --   367,073          --           --
 International Growth
 Portfolio (91,388
 shares;
 cost -- $2,431,131)....         --        --        --        --       --     2,144,884          --
 Capital Appreciation
 Portfolio (81,858
 shares;
 cost -- $2,049,606)....         --        --        --        --       --           --     1,696,090
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
affiliate...............         --      1,589     4,437     1,589      --           --           --
Receivable for units
sold....................         --        --        --        250      --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
   Total assets.........   2,415,463 6,169,873 9,366,171 6,022,877  367,073    2,144,884    1,696,090
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
to affiliate (note 4)...       5,484     2,641     4,045     2,556      751          933        2,513
Payable for units
withdrawn...............         --    939,554       154       --       --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
   Total liabilities....       5,484   942,195     4,199     2,556      751          933        2,513
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
to variable life
policyholders...........  $2,409,979 5,227,678 9,361,972 6,020,321  366,322    2,143,951    1,693,577
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
I.......................     119,899   247,523   380,878   272,413   24,373      119,975       84,216
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
unit: Type I............  $    20.10     21.12     24.58     22.10    15.03        17.87        20.11
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
II......................         --        --        --        --       --           --           --
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
unit: Type II...........  $      --        --        --        --       --           --           --
                          ========== ========= ========= =========  =======    =========    =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive           Worldwide           International   Capital
                          Life Sciences Technology   Growth    Growth    Growth   Balanced     Growth     Appreciation
                            Portfolio   Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ------------- ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
Aspen Series -- Service
Shares, at fair value
(note 2):
 Global Life Sciences
 Portfolio (42,586
 shares;
 cost -- $333,802)......    $330,044         --         --        --         --        --         --            --
 Global Technology
 Portfolio (72,087
 shares;
 cost -- $286,675)......         --      294,114        --        --         --        --         --            --
 Aggressive Growth
 Portfolio (1,974
 shares;
 cost -- $45,900).......         --          --      42,886       --         --        --         --            --
 Growth Portfolio
 (2,425 shares; cost --
  $46,215)..............         --          --         --     47,909        --        --         --            --
 Worldwide Growth
 Portfolio (4,346
 shares;
 cost -- $111,537)......         --          --         --        --     123,338       --         --            --
 Balanced Portfolio
 (12,940 shares;
 cost -- $303,397)......         --          --         --        --         --    301,622        --            --
 International Growth
 Portfolio (95 shares;
 cost -- $2,516)........         --          --         --        --         --        --       2,206           --
 Capital Appreciation
 Portfolio (1,400
 shares;
 cost -- $28,473).......         --          --         --        --         --        --         --         28,796
Dividends Receivable....         --          --         --        --         --        --         --            --
Receivable from
affiliate...............          41           7        --        --         --        --         --            --
Receivable for units
sold....................         --          --         --        --         --      4,330        --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
   Total assets.........     330,085     294,121     42,886    47,909    123,338   305,952      2,206        28,796
                            --------     -------     ------    ------    -------   -------      -----        ------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         137         123        --        --         --        --         --            --
Payable for units
withdrawn...............         --      235,008        --        --         --        --         --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
   Total liabilities....         137     235,131        --        --         --        --         --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
Net assets attributable
to variable life
policyholders...........    $329,948      58,990     42,886    47,909    123,338   305,952      2,206        28,796
                            ========     =======     ======    ======    =======   =======      =====        ======
Outstanding units: Type
I.......................      33,891      10,228        --        --         --        --         --            --
                            ========     =======     ======    ======    =======   =======      =====        ======
Net asset value per
unit: Type I............    $   9.40        4.21        --        --         --        --         --            --
                            ========     =======     ======    ======    =======   =======      =====        ======
Outstanding units: Type
II......................       1,375       3,199      8,681     7,098     17,274    32,003        314         4,011
                            ========     =======     ======    ======    =======   =======      =====        ======
Net asset value per
unit: Type II...........    $   8.27        4.98       4.94      6.75       7.14      9.56       7.02          7.18
                            ========     =======     ======    ======    =======   =======      =====        ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
                                ---------- --------- --------- --------- ------
Assets
Investments in Goldman Sachs
Variable Insurance Trust, at
fair value (note 2):
 Growth and Income Fund
 (5,645 shares; cost --
  $61,318)....................   $52,664         --      --         --      --
 Mid Cap Value Fund (215,167
 shares; cost --
  $2,387,557).................       --    2,429,230     --         --      --
Investments in Salomon
Brothers Variable Series Funds
Inc., at fair value (note 2):
 Strategic Bond Fund (6,391
 shares; cost -- $64,908).....       --          --   64,040        --      --
 Investors Fund (36,651
 shares; cost -- $485,247)....       --          --      --     468,769     --
 Total Return Fund (2,791
 shares; cost -- $29,642).....       --          --      --         --   29,002
Dividends Receivable..........       --          --      --         --      --
Receivable from affiliate.....        10         --        1         27       3
Receivable for units sold.....       --       33,828     --         --      --
                                 -------   ---------  ------    -------  ------
   Total assets...............    52,674   2,463,058  64,041    468,796  29,005
                                 -------   ---------  ------    -------  ------
Liabilities
Accrued expenses payable to
affiliate (note 4)............        23       1,085      27        200      12
Payable for units withdrawn...       --          --      --         --      --
                                 -------   ---------  ------    -------  ------
   Total liabilities..........        23       1,085      27        200      12
                                 -------   ---------  ------    -------  ------
Net assets attributable to
variable life policyholders...   $52,651   2,461,973  64,014    468,596  28,993
                                 =======   =========  ======    =======  ======
Outstanding units: Type I.....     6,794     205,679   5,645     32,541   2,619
                                 =======   =========  ======    =======  ======
Net asset value per unit: Type
I.............................   $  7.75       11.97   11.34      14.40   11.07
                                 =======   =========  ======    =======  ======
Outstanding units: Type II....       --          --      --         --      --
                                 =======   =========  ======    =======  ======
Net asset value per unit: Type
II............................   $   --          --      --         --      --
                                 =======   =========  ======    =======  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                   PIMCO Variable Insurance Trust            AIM Variable Insurance Funds
                          ------------------------------------------------- ------------------------------
                                                                              AIM V.I.
                           Foreign     Long-Term    High Yield Total Return   Capital    AIM V.I. AIM V.I.
                            Bond    U.S. Government    Bond        Bond     Appreciation  Growth   Value
                          Portfolio Bond Portfolio  Portfolio   Portfolio       Fund       Fund     Fund
                          --------- --------------- ---------- ------------ ------------ -------- --------
Assets
Investments in PIMCO
Variable Insurance
Trust, at fair value
(note 2):
 Foreign Bond Portfolio
 (764 shares; cost --
  $7,495)...............   $7,405           --           --          --           --        --        --
 Long-Term U.S.
 Government Bond
 Portfolio (18,269
 shares; cost --
  $192,415).............      --        187,622          --          --           --        --        --
 High Yield Bond
 Portfolio (16,902
 shares; cost --
  $134,995).............      --            --       133,191         --           --        --        --
 Total Return Bond
 Portfolio (24,661
 shares; cost --
  $247,259).............      --            --           --      243,895          --        --        --
Investments in AIM
Variable Insurance
Funds, at fair value
(note 2):
 AIM V.I. Capital
 Appreciation Fund (863
 shares; cost --
  $18,012)..............      --            --           --          --        18,753       --        --
 AIM V.I. Growth Fund
 (576 shares; cost --
  $9,179)...............      --            --           --          --                   9,429       --
 AIM V.I. Value Fund
 (9,772 shares; cost --
  $227,798).............      --            --           --          --           --              228,168
Dividends Receivable....       24           575          832         609          --        --        --
Receivable from
affiliate...............      --            --             1         --           --        --        --
Receivable for units
sold....................      --            579          579       3,080          --        --      3,752
                           ------       -------      -------     -------       ------     -----   -------
 Total assets...........    7,429       188,776      134,603     247,584       18,753     9,429   231,920
                           ------       -------      -------     -------       ------     -----   -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...      --              4          --            1          --        --        --
Payable for units
withdrawn...............      --            --           --          --           --        --        --
                           ------       -------      -------     -------       ------     -----   -------
 Total liabilities......      --              4          --            1          --        --        --
                           ------       -------      -------     -------       ------     -----   -------
Net assets attributable
to variable life
policyholders...........   $7,429       188,772      134,603     247,583       18,753     9,429   231,920
                           ======       =======      =======     =======       ======     =====   =======
Outstanding units: Type
I.......................      --            --           --          --           --        --        --
                           ======       =======      =======     =======       ======     =====   =======
Net asset value per
unit: Type I............   $  --            --           --          --           --        --        --
                           ======       =======      =======     =======       ======     =====   =======
Outstanding units: Type
II......................      666        16,855       13,183      22,145        2,807     1,615    27,610
                           ======       =======      =======     =======       ======     =====   =======
Net asset value per
unit: Type II...........   $11.16         11.20        10.21       11.18         6.68      5.84      8.40
                           ======       =======      =======     =======       ======     =====   =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Alliance Variable Products                                        Rydex Variable
                                Series Fund, Inc.                      Dreyfus                    Trust
                          ------------------------------ ------------------------------------ --------------
                                                         Dreyfus Investment    The Dreyfus
                          Growth and  Premier              Portfolios --        Socially
                            Income    Growth    Quasar        Emerging         Responsible         OTC
                          Portfolio  Portfolio Portfolio Markets Portfolio  Growth Fund, Inc.      Fund
                          ---------- --------- --------- ------------------ ----------------- --------------
Assets
Investments in Alliance
Variable Products Series
Fund, Inc.,
at fair value (note 2):
 Growth and Income
 Portfolio (22,219
 shares;
 cost -- $486,745)......   $489,492      --        --            --                 --              --
 Premier Growth
 Portfolio (1,583
 shares; cost --
  $54,761)..............        --    39,573       --            --                 --              --
 Quasar Portfolio
 (6,133 shares; cost --
  $59,939)..............        --       --     61,207           --                 --              --
Investments in Dreyfus,
at fair value (note 2):
 Dreyfus Investment
 Portfolios-Emerging
 Markets Portfolio (425
 shares;
 cost -- $3,032)........        --       --        --          4,032                --              --
 The Dreyfus Socially
 Responsible Growth
 Fund, Inc.
 (463 shares; cost --
  $12,121)..............        --       --        --            --              12,341             --
Investment in Rydex
Variable Trust --
 Service Shares,
at fair value (note 2):
 OTC Fund (125 shares;
 cost -- $1,727)........        --       --        --            --                 --            1,852
Dividends Receivable....        --       --        --            --                 --              --
Receivable from
affiliate...............        --       --        --            --                 --              --
Receivable for units
sold....................        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
   Total assets.........    489,492   39,573    61,207         4,032             12,341           1,852
                           --------   ------    ------         -----             ------           -----
Liabilities
Accrued expenses payable
to affiliate (note 4)...        --       --        --            --                 --              --
Payable for units
withdrawn...............        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
   Total liabilities....        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
Net assets attributable
to variable life
policyholders...........   $489,492   39,573    61,207         4,032             12,341           1,852
                           ========   ======    ======         =====             ======           =====
Outstanding units: Type
I.......................        --       --        --            --                 --              --
                           ========   ======    ======         =====             ======           =====
Net asset value per
unit: Type I............   $    --       --        --            --                 --              --
                           ========   ======    ======         =====             ======           =====
Outstanding units: Type
II......................     47,021    5,207     7,501           412              1,726             390
                           ========   ======    ======         =====             ======           =====
Net asset value per
unit: Type II...........   $  10.41     7.60      8.16          9.78               7.15            4.75
                           ========   ======    ======         =====             ======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                         MFS Variable Insurance Trust
                               -------------------------------------------------
                                           MFS Investors MFS Investors  MFS New
                               MFS Utility Growth Stock      Trust     Discovery
                                 Series       Series        Series      Series
                               ----------- ------------- ------------- ---------
Assets
Investments in MFS Variable
Insurance Trust, at fair
value (note 2):
 MFS Utility Series (5,569
 shares; cost -- $93,855)....    $88,555         --            --          --
 MFS Investors Growth Stock
 Series (2,067 shares;
 cost -- $21,534)............        --       19,984           --          --
 MFS Investors Trust Series
 (2,171 shares; cost --
  $36,134)...................        --          --         37,085         --
 MFS New Discovery Series
 (4,462 shares; cost --
  $62,057)...................        --          --            --       67,914
Dividends Receivable.........        --          --            --          --
Receivable from affiliate....        --          --            --          --
Receivable for units sold....      4,330         --            --          --
                                 -------      ------        ------      ------
 Total assets................     92,885      19,984        37,085      67,914
                                 -------      ------        ------      ------
Liabilities
Accrued expenses payable to
affiliate (note 4)...........        --          --            --          --
Payable for units withdrawn..        --          --            --          --
                                 -------      ------        ------      ------
 Total liabilities...........        --          --            --          --
                                 -------      ------        ------      ------
Net assets attributable to
variable life policyholders..    $92,885      19,984        37,085      67,914
                                 =======      ======        ======      ======
Outstanding units: Type I....     12,724       3,074         4,584       8,009
                                 =======      ======        ======      ======
Net asset value per unit:
Type I.......................    $  7.58        6.96          8.41        9.12
                                 =======      ======        ======      ======
Outstanding units: Type II...     12,254       2,871         4,410       7,447
                                 =======      ======        ======      ======
Net asset value per unit:
Type II......................    $  7.58        6.96          8.41        9.12
                                 =======      ======        ======      ======

                See accompanying notes to financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Statements of Operations

                                                   GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                               S&P 500 Index Fund             Money Market Fund       Total Return Fund
                         --------------------------------  ----------------------- --------------------------
                            Year ended December 31,        Year ended December 31, Year ended December 31,
                         --------------------------------  ----------------------- --------------------------
                           2001        2000       1999      2001    2000    1999     2001     2000     1999
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $  61,745      61,432     57,860  533,285 829,898 666,017   43,621   45,999   36,096
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,355     104,416     97,457  176,496 170,217 173,939   22,623   22,745   24,550
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............     1,409         --         --       330     --      --       --       --       --
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net investment income
(expense)...............   (22,019)    (42,984)   (39,597) 356,459 659,681 492,078   20,998   23,254   11,546
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (223,483)    253,088    547,538      --      --      --     5,647   23,582   34,289
 Unrealized appreciation
 (depreciation) on
 investments............  (813,776) (1,256,862)   714,039      --      --      --  (121,737) (56,704) 110,595
 Capital gain
 distributions..........    74,413     140,542     79,903      --      --      --    21,120   69,728   42,374
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........  (962,846)   (863,232) 1,341,480      --      --      --   (94,970)  36,606  187,258
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Increase (decrease) in
net assets from
operations.............. $(984,865)   (906,216) 1,301,883  356,459 659,681 492,078  (73,972)  59,860  198,804
                         =========  ==========  =========  ======= ======= ======= ========  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                         International Equity Fund    Real Estate Securities Fund       Global Income Fund
                         ---------------------------  -----------------------------  --------------------------
                          Year ended December 31,       Year ended December 31,      Year ended December 31,
                         ---------------------------  -----------------------------  --------------------------
                           2001       2000     1999     2001     2000       1999      2001     2000      1999
                         ---------  --------  ------  ------------------  ---------  -------  -------  --------
Investment income:
 Income -- Ordinary
 dividends.............. $   5,127     1,810   1,099    30,506    25,173     34,118      --        37       376
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............     4,175     5,509   4,573    12,743     8,353      9,016    2,010      869    10,893
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --      --        --        --         --       --       --        --
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net investment income
(expense)...............       952    (3,699) (3,474)   17,763    16,820     25,102   (2,010)    (832)  (10,517)
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (170,012)   32,727     166     4,798   (28,508)   (51,641)  (8,885) (12,550) (174,205)
 Unrealized appreciation
 (depreciation) on
 investments............   101,474  (144,443) 72,780    44,085   209,214     15,871   (5,385)   6,143    (1,207)
 Capital gain
 distributions..........     2,246    52,541  26,382     8,645     2,635      1,796      --       --         28
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net realized and
unrealized gain (loss)
on investments..........   (66,292)  (59,175) 99,328    57,528   183,341    (33,974) (14,270)  (6,407) (175,384)
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Increase (decrease) in
net assets from
operations.............. $ (65,340)  (62,874) 95,854    75,291   200,161     (8,872) (16,280)  (7,239) (185,901)
                         =========  ========  ======  ======== =========  =========  =======  =======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                         Mid-Cap Value Equity Fund           Income Fund              U.S. Equity Fund
                         -------------------------    --------------------------  ---------------------------
                          Year ended December 31,      Year ended December 31,    Year ended December 31,
                         ---------------------------- --------------------------  ---------------------------
                           2001      2000     1999     2001     2000      1999      2001      2000     1999
                         ---------  -------- -------- ------- --------  --------  --------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $   9,489    7,134    6,020   60,025   75,443    69,103     2,291       987     687
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    13,680    9,916    9,700   16,732   16,533    18,770     2,412     1,718     702
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       571      --       --       --       --        --        248       --      --
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net investment income
(expense)...............    (4,762)  (2,782)  (3,680)  43,293   58,910    50,333      (369)     (731)    (15)
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................    25,875   12,878   68,899   12,607  (17,374)     (784)   (3,453)    3,147     520
 Unrealized appreciation
 (depreciation) on
 investments............   (84,368)  22,673   24,230   18,802   68,916   (90,951)  (13,016)  (10,780)  3,276
 Capital gain
 distributions..........    48,536   26,826      --       --       --      2,137     1,230     6,655   6,179
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net realized and
unrealized gain (loss)
on investments..........    (9,957)  62,377   93,129   31,409   51,542   (89,598)  (15,239)     (978)  9,975
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Increase (decrease) in
net assets from
operations.............. $ (14,719)  59,595   89,449   74,702  110,452   (39,265)  (15,608)   (1,709)  9,960
                         =========  =======  =======  ======= ========  ========  ========  ========  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------
                                                                                   Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund Value Equity Fund
                         ----------------------------------- ----------------- -----------------
                            Year ended        Period from
                           December 31,     June 11, 1999 to    Period from       Period from
                         -----------------    December 31,   April 17, 2001 to March 14, 2001 to
                           2001     2000          1999       December 31, 2001 December 31, 2001
                         --------  -------  ---------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
 dividends.............. $    712      777          425              280               304
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    8,222    7,496        1,970              --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       42      --           --                79               211
                         --------  -------       ------            -----             -----
Net investment income
(expense)...............   (7,552)  (6,719)      (1,545)             201                93
                         --------  -------       ------            -----             -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (21,399)   6,148          139              (26)              557
 Unrealized appreciation
 (depreciation) on
 investments............  (40,567) (75,063)      54,745              889             2,247
 Capital gain
 distributions..........   21,879   36,757       13,746              --              2,727
                         --------  -------       ------            -----             -----
Net realized and
unrealized gain (loss)
on investments..........  (40,087) (32,158)      68,630              863             5,531
                         --------  -------       ------            -----             -----
Increase (decrease) in
net assets from
operations.............. $(47,639) (38,877)      67,085            1,064             5,624
                         ========  =======       ======            =====             =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                   Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------------------------------------
                               Bond Fund/VA           Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         ---------------------------  -------------------------------  ---------------------------------
                          Year ended December 31,        Year ended December 31,           Year ended December 31,
                         ---------------------------  -------------------------------  ---------------------------------
                           2001     2000      1999      2001       2000       1999        2001        2000       1999
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $134,983  108,521    96,549    27,558       6,341     15,085      58,814         --         --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............   21,503   18,468    30,625    56,618      69,352     62,566      76,777     141,045     89,368
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --        --        --          --         --          --          --         --
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net investment income
(expense)...............  113,480   90,053    65,924   (29,060)    (63,011)   (47,481)    (17,963)   (141,045)   (89,368)
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (34,432) (58,604)  (61,516) (234,310)    858,133    900,975  (1,015,974)  1,507,212  1,178,701
 Unrealized appreciation
 (depreciation) on
 investments............   18,831   27,471   (84,560) (816,014) (1,219,345)   646,214  (2,439,102) (3,070,063) 3,216,453
 Capital gain
 distributions..........      --       --      9,549   413,546     338,409    173,473     917,686     389,633        --
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (15,601) (31,133) (136,527) (636,778)    (22,803) 1,720,662  (2,537,390) (1,173,218) 4,395,154
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $ 97,879   58,920   (70,603) (665,838)    (85,814) 1,673,181  (2,555,353) (1,314,263) 4,305,786
                         ========  =======  ========  ========  ==========  =========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                        Oppenheimer Variable Account
                           Oppenheimer Variable Account Funds (continued)                 Funds -- Class 2 Shares
                        ---------------------------------------------------------- --------------------------------------
                                                          Multiple Strategies      Global Securities Main Street Growth &
                            High Income Fund/VA                 Fund/VA                 Fund/VA         Income Fund/VA
                        -----------------------------  --------------------------- ----------------- --------------------
                                                                                      Period from        Period from
                          Year ended December 31,       Year ended December 31,    March 30, 2001 to  March 14, 2001 to
                        -----------------------------  ---------------------------   December 31,        December 31,
                          2001       2000      1999      2001      2000     1999         2001                2001
                        ---------  --------  --------  --------  --------  ------- ----------------- --------------------
Investment income:
 Income -- Ordinary
 dividends............. $ 349,589   414,296   348,986   118,588   145,756  109,789         --                  76
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)..............    44,040    51,967    71,383    42,573    41,696   42,535         --                 --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)..............       --        --        --        --        --       --          638                537
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net investment income
(expense)..............   305,549   362,329   277,603    76,015   104,060   67,254        (638)              (461)
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss)................  (101,737) (129,914)  (31,032)  (15,905)    7,666   20,609      (1,376)              (245)
 Unrealized
 appreciation
 (depreciation) on
 investments...........  (183,510) (428,737)  (77,143) (198,513) (163,508)  68,454         180              2,571
 Capital gain
 distributions.........       --        --        --    158,396   211,696  157,988         --                 --
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net realized and
unrealized gain (loss)
on investments.........  (285,247) (558,651) (108,175)  (56,022)   55,854  247,051      (1,196)             2,326
                        ---------  --------  --------  --------  --------  -------      ------              -----
Increase (decrease) in
net assets from
operations............. $  20,302  (196,322)  169,428    19,993   159,914  314,305      (1,834)             1,865
                        =========  ========  ========  ========  ========  =======      ======              =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                    Variable Insurance Products Fund
                       ---------------------------------------------------------------------------------------------------
                          Equity-Income Portfolio              Growth Portfolio                 Overseas Portfolio
                       -------------------------------  ---------------------------------  -------------------------------
                          Year ended December 31,           Year ended December 31,           Year ended December 31,
                       -------------------------------  ---------------------------------  -------------------------------
                          2001        2000      1999       2001        2000       1999       2001       2000       1999
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends...........  $   220,067   248,784   241,170       9,054      16,715     30,736   165,318      65,884     59,843
 Expenses --
  Mortality and
 expense risk charges
 and administrative
 expenses -- Type I
 (note 4)............      169,641   174,794   220,388     143,228     202,033    187,151    38,998      58,692     58,174
 Expenses --
  Mortality and
 expense risk charges
 and administrative
 expenses -- Type II
 (note 4)............          --        --        --          --          --         --        --          --         --
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net investment income
(expense)............       50,426    73,990    20,782    (134,174)   (185,318)  (156,415)  126,320       7,192      1,669
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized gain
 (loss)..............        3,674    78,193   949,231  (1,656,040)    578,678  1,288,523  (641,079)    212,982    694,024
 Unrealized
 appreciation
 (depreciation) on
 investments.........   (1,511,503) (353,707) (762,258) (1,566,768) (3,965,666) 1,712,349  (527,241) (1,602,432)   859,657
 Capital gain
 distributions.......      618,284   937,281   536,798     851,111   1,663,182  1,506,084   261,309     414,893     97,639
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments..........     (889,545)  661,767   723,771  (2,371,697) (1,723,806) 4,506,956  (907,011)   (974,557) 1,651,320
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Increase (decrease)
in net assets from
operations...........  $  (839,119)  735,757   744,553  (2,505,871) (1,909,124) 4,350,541  (780,691)   (967,365) 1,652,989
                       ===========  ========  ========  ==========  ==========  =========  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Variable Insurance Products Fund II
                         -----------------------------------------------------------------
                           Asset Manager Portfolio            Contrafund Portfolio
                         ------------------------------  ---------------------------------
                           Year ended December 31,           Year ended December 31,
                         ------------------------------  ---------------------------------
                           2001        2000      1999       2001        2000       1999
                         ---------  ----------  -------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $ 270,132     274,793  338,815      67,096      39,966     49,344
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,687     103,273  133,280     106,613     139,621    137,209
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --       --          --          --         --
                         ---------  ----------  -------  ----------  ----------  ---------
Net investment income
(expense)...............   187,445     171,520  205,535     (39,517)    (99,655)   (87,865)
                         ---------  ----------  -------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................   (67,206)    298,128  259,916    (424,441)    393,605    971,552
 Unrealized appreciation
 (depreciation) on
 investments............  (584,159) (1,507,589)  (9,876) (1,044,662) (2,636,860)   885,621
 Capital gain
 distributions..........   101,299     647,393  431,219     236,810   1,450,776    361,853
                         ---------  ----------  -------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (550,066)   (562,068) 681,259  (1,232,293)   (792,479) 2,219,026
                         ---------  ----------  -------  ----------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $(362,621)   (390,548) 886,794  (1,271,810)   (892,134) 2,131,161
                         =========  ==========  =======  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Variable Insurance Products Fund III
                         --------------------------------------------------------
                                                         Growth Opportunities
                         Growth & Income Portfolio            Portfolio
                         ----------------------------  --------------------------
                          Year ended December 31,      Year ended December 31,
                         ----------------------------  --------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  -------  -------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $  12,725    15,017    6,549    1,715    10,736    6,596
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    10,539    15,056   22,680    5,143     8,737    9,994
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --       --       --        --       --
                         ---------  --------  -------  -------  --------  -------
Net investment income
(expense)...............     2,186       (39) (16,131)  (3,428)    1,999   (3,398)
                         ---------  --------  -------  -------  --------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (152,011)  (41,849) 160,560  (55,765)  (12,867)  32,368
 Unrealized appreciation
 (depreciation) on
 investments............     5,140  (131,011) (48,360) (23,765) (187,366) (18,063)
 Capital gain
 distributions..........    40,855    98,008   13,296      --     54,448   12,249
                         ---------  --------  -------  -------  --------  -------
Net realized and
unrealized gain (loss)
on investments..........  (106,016)  (74,852) 125,496  (79,530) (145,785)  26,554
                         ---------  --------  -------  -------  --------  -------
Increase (decrease) in
net assets from
operations.............. $(103,830)  (74,891) 109,365  (82,958) (143,786)  23,156
                         =========  ========  =======  =======  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Variable Insurance        Variable Insurance     Variable Insurance
                         Products Fund -- Service    Products Fund III --    Products Fund II --
                                  Class 2               Service Class 2        Service Class 2
                         ------------------------- ------------------------- -------------------
                           Equity-                   Growth &
                            Income       Growth       Income      Mid Cap        Contrafund
                          Portfolio    Portfolio    Portfolio    Portfolio        Portfolio
                         ------------ ------------ ------------ ------------ -------------------
                         Period from  Period from  Period from  Period from
                         May 03, 2001  April 25,     July 06,   May 15, 2001     Period from
                              to        2001 to      2001 to         to       March 14, 2001 to
                         December 31, December 31, December 31, December 31,    December 31,
                             2001         2001         2001         2001            2001
                         ------------ ------------ ------------ ------------ -------------------
Investment income:
 Income -- Ordinary
 dividends..............    $  --          --           --            --             --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............       --          --           --            --             --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       663         303          129           352            303
                            ------        ----        -----       -------           ----
Net investment income
(expense)...............      (663)       (303)        (129)         (352)          (303)
                            ------        ----        -----       -------           ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................       122        (723)           4       (16,137)           (32)
 Unrealized appreciation
 (depreciation) on
 investments............     8,881         332        1,969        19,743            679
 Capital gain
 distributions..........       --          --           --            --             --
                            ------        ----        -----       -------           ----
Net realized and
unrealized gain (loss)
on investments .........     9,003        (391)       1,973         3,606            647
                            ------        ----        -----       -------           ----
Increase (decrease) in
net assets from
operations..............    $8,340        (694)       1,844         3,254            344
                            ======        ====        =====       =======           ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                Federated Insurance Series
                         ---------------------------------------------------------------------------------
                         American Leaders Fund II    High Income Bond Fund II        Utility Fund II
                         --------------------------  --------------------------  -------------------------
                         Year ended December 31,     Year ended December 31,     Year ended December 31,
                         --------------------------  --------------------------  -------------------------
                           2001     2000     1999     2001      2000     1999     2001     2000     1999
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $ 10,435    7,773    9,786   68,067    83,925   84,197   12,619   12,337   13,222
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............   11,476   10,144   14,056    8,569    11,022   17,569    4,911    5,496    6,330
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --       --       --        --       --       --       --       --
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net investment income
(expense)...............   (1,041)  (2,371)  (4,270)  59,498    72,903   66,628    7,708    6,841    6,892
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     (805)   6,438   19,046  (39,405)  (82,095) (82,162)  (8,044)   4,509   10,756
 Unrealized appreciation
 (depreciation) on
 investments............  (56,342) (19,766) (65,306) (25,583)  (72,858)     543  (58,305) (65,634) (42,270)
 Capital gain
 distributions..........    4,548   23,522   98,945      --        --     7,321      --     8,200   25,666
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........  (52,599)  10,194   52,685  (64,988) (154,953) (74,298) (66,349) (52,925)  (5,848)
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Increase (decrease) in
net assets from
operations.............. $(53,640)   7,823   48,415   (5,490)  (82,050)  (7,670) (58,641) (46,084)   1,044
                         ========  =======  =======  =======  ========  =======  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                             Federated Insurance
                                         Federated Insurance  Series -- Service
                                         Series (continued)        Shares
                                         ------------------- -------------------
                                         International Small  High Income Bond
                                           Company Fund II         Fund II
                                         ------------------- -------------------
                                             Period from         Period from
                                          December 15, 2001     July 09, 2001
                                           to December 31,     to December 31,
                                                2001                2001
                                         ------------------- -------------------
Investment income:
 Income -- Ordinary dividends..........       $    --                --
 Expenses -- Mortality and expense risk
 charges and administrative expenses --
  Type I (note 4)......................            --                --
 Expenses -- Mortality and expense risk
 charges and administrative expenses --
  Type II (note 4).....................            --                299
                                              --------              ----
Net investment income (expense)........            --               (299)
                                              --------              ----
Net realized and unrealized gain (loss)
on investments:
 Net realized gain (loss)..............             28                15
 Unrealized appreciation (depreciation)
 on investments........................        (10,035)              790
 Capital gain distributions............            --                --
                                              --------              ----
Net realized and unrealized gain (loss)
on investments.........................        (10,007)              805
                                              --------              ----
Increase (decrease) in net assets from
operations.............................       $(10,007)              506
                                              ========              ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             Alger American Fund
                         -----------------------------------------------------------------
                         Small Capitalization Portfolio      LargeCap Growth Portfolio
                         --------------------------------  -------------------------------
                            Year ended December 31,           Year ended December 31,
                         --------------------------------  -------------------------------
                            2001         2000      1999      2001       2000       1999
                         -----------  ----------  -------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $       821         --       --      9,967         --       4,197
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............      23,392      37,231   28,322    51,775      71,997     57,600
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............         --          --       --        --          --         --
                         -----------  ----------  -------  --------  ----------  ---------
Net investment income
(expense)...............     (22,571)    (37,231) (28,322)  (41,808)    (71,997)   (53,403)
                         -----------  ----------  -------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (1,758,699)   (261,756) 263,133  (576,735)    123,244    367,836
 Unrealized appreciation
 (depreciation) on
 investments............   1,063,724  (1,729,123) 286,111  (557,101) (1,653,849)   477,546
 Capital gain
 distributions..........         --    1,020,453  250,852   540,451     732,190    415,458
                         -----------  ----------  -------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........    (694,975)   (970,426) 800,096  (593,385)   (798,415) 1,260,840
                         -----------  ----------  -------  --------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $  (717,546) (1,007,657) 771,774  (635,193)   (870,412) 1,207,437
                         ===========  ==========  =======  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio             PBHG Growth II Portfolio
                         ----------------------------  ---------------------------
                          Year ended December 31,       Year ended December 31,
                         ----------------------------  ---------------------------
                           2001       2000     1999      2001      2000     1999
                         ---------  --------  -------  --------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $      --       --       --        --        --       --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............     6,310     8,329    1,948    17,075    16,459    3,631
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --       --        --        --       --
                         ---------  --------  -------  --------  --------  -------
Net investment income
(expense)...............    (6,310)   (8,329)  (1,948)  (17,075)  (16,459)  (3,631)
                         ---------  --------  -------  --------  --------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (187,526)   26,132   29,261  (659,735) (368,039) 127,082
 Unrealized appreciation
 (depreciation) on
 investments............   (36,601) (197,654)  99,164    60,672  (133,963)  66,595
 Capital gain
 distributions..........       --     23,477      --        --     13,900      --
                         ---------  --------  -------  --------  --------  -------
Net realized and
unrealized gain (loss)
on investments..........  (224,127) (148,045) 128,425  (599,063) (488,102) 193,677
                         ---------  --------  -------  --------  --------  -------
Increase (decrease) in
net assets from
operations.............. $(230,437) (156,374) 126,477  (616,138) (504,561) 190,046
                         =========  ========  =======  ========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Investment
income:
 Income --
  Ordinary
 dividends.......  $       --          --      41,689       1,579       6,411     17,258      26,464      23,705     22,883
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......       49,792     123,063     66,736      88,523     135,755     99,371     153,285     243,487    173,236
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....          --          --         --          --          --         --          --          --         --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net investment
income
(expense)........      (49,792)   (123,063)   (25,047)    (86,944)   (129,344)   (82,113)   (126,821)   (219,782)  (150,353)
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....   (3,469,483)  2,053,482  1,877,887    (860,748)    829,366    732,403  (1,244,156)  4,249,648  1,684,622
 Unrealized
 appreciation
 (depreciation)
 on investments..    1,310,498  (6,007,948) 3,056,764  (1,175,735) (3,208,185) 2,126,069  (2,095,952) (8,564,849) 5,709,994
 Capital gain
 distributions...          --    1,056,305     70,984      15,770     841,540     38,444      26,217   1,482,669        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments......   (2,158,985) (2,898,161) 5,005,635  (2,020,713) (1,537,279) 2,896,916  (3,313,891) (2,832,532) 7,394,616
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
(decrease) in net
assets from
operations.......  $(2,208,777) (3,021,224) 4,980,588  (2,107,657) (1,666,623) 2,814,803  (3,440,712) (3,052,314) 7,244,263
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                    Janus Aspen Series (continued)
                         -------------------------------------------------------------------------------------------
                                                              Flexible Income            International Growth
                               Balanced Portfolio                Portfolio                     Portfolio
                         -------------------------------- -------------------------  -------------------------------
                            Year ended December 31,       Year ended December 31,       Year ended December 31,
                         -------------------------------- -------------------------  -------------------------------
                           2001        2000       1999     2001    2000      1999      2001       2000       1999
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $  81,246      58,699    134,118  10,241   4,306    23,898     8,557       9,597      5,822
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,817      95,677     77,430   4,026   3,340     5,169    31,398      54,370     34,028
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --         --      --      --        --        --          --         --
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net investment income
(expense)...............    (1,571)    (36,978)    56,688   6,215     966    18,729   (22,841)    (44,773)   (28,206)
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................   149,406     237,385    397,981     742  (7,051)    2,310  (771,175)  1,146,311    452,801
 Unrealized appreciation
 (depreciation) on
 investments............  (616,213) (1,219,714)   859,559   1,736   8,147   (20,012)   64,883  (1,860,929) 1,288,333
 Capital gain
 distributions..........    74,955     762,535        --    8,902   9,377     1,152    15,118     181,169        --
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (391,852)   (219,794) 1,257,540  11,380  10,473   (16,550) (691,174)   (533,449) 1,741,134
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $(393,423)   (256,772) 1,314,228  17,595  11,439     2,179  (714,015)   (578,222) 1,712,928
                         =========  ==========  ========= ======= =======  ========  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Janus Aspen Series (continued)              Janus Aspen Series -- Service Shares
                         --------------------------------  ---------------------------------------------------------
                                                               Global Life Sciences
                         Capital Appreciation Portfolio             Portfolio           Global Technology Portfolio
                         --------------------------------  ---------------------------- ----------------------------
                                                                          Period from                  Period from
                            Year ended December 31,         Year ended  June 1, 2000 to  Year ended  June 6, 2000 to
                         --------------------------------  December 31,  December 31,   December 31,  December 31,
                           2001        2000       1999         2001          2000           2001          2000
                         ---------  ----------  ---------  ------------ --------------- ------------ ---------------
Investment income:
 Income -- Ordinary
 dividends.............. $   8,148      13,716        935        --            --              --          1,044
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    28,192      44,916     32,166      3,060           916           2,608         1,810
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --         --          62           --              109           --
                         ---------  ----------  ---------    -------         -----        --------      --------
Net investment income
(expense)...............   (20,044)    (31,200)   (31,231)    (3,122)         (916)         (2,717)         (766)
                         ---------  ----------  ---------    -------         -----        --------      --------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (644,599)    477,631    435,959    (23,021)         (239)       (223,628)     (207,776)
 Unrealized appreciation
 (depreciation) on
 investments............   (67,637) (1,179,619)   837,570    (12,033)        8,275          49,697       (42,258)
 Capital gain
 distributions..........    17,791      24,888     10,754        --            --            1,283           --
                         ---------  ----------  ---------    -------         -----        --------      --------
Net realized and
unrealized gain (loss)
on investments..........  (694,445)   (677,100) 1,284,283    (35,054)        8,036        (172,648)     (250,034)
                         ---------  ----------  ---------    -------         -----        --------      --------
Increase (decrease) in
net assets from
operations.............. $(714,489)   (708,300) 1,253,052    (38,176)        7,120        (175,365)     (250,800)
                         =========  ==========  =========    =======         =====        ========      ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                            Aggressive                      Worldwide                International      Capital
                              Growth           Growth        Growth      Balanced       Growth       Appreciation
                             Portfolio        Portfolio     Portfolio   Portfolio      Portfolio       Portfolio
                         ----------------- --------------- ----------- ------------ --------------- ---------------
                         Period from March   Period from   Period from Period from    Period from     Period from
                            14, 2001 to    April 26, 2001  May 9, 2001 March 14 to   June 15, 2001   June 4, 2001
                           December 31,    to December 31, to December December 31, to December 31, to December 31,
                               2001             2001        31, 2001       2001          2001            2001
                         ----------------- --------------- ----------- ------------ --------------- ---------------
Investment income:
 Income -- Ordinary
 dividends..............      $   --              --              87       2,567            3              56
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............          --              --             --          --           --              --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............          201             132            473       1,036          --              114
                              -------           -----        -------      ------         ----            ----
Net investment income
(expense)...............         (201)           (132)          (386)      1,531            3             (58)
                              -------           -----        -------      ------         ----            ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................       (1,110)           (280)       (12,593)         61           35            (185)
 Unrealized appreciation
 (depreciation) on
 investments............       (3,014)          1,694         11,801      (1,775)        (310)            323
 Capital gain
 distributions..........          --               12              5         397           13              31
                              -------           -----        -------      ------         ----            ----
Net realized and
unrealized gain (loss)
on investments..........       (4,124)          1,426           (787)     (1,317)        (262)            169
                              -------           -----        -------      ------         ----            ----
Increase (decrease) in
net assets from
operations..............      $(4,325)          1,294         (1,173)        214         (259)            111
                              =======           =====        =======      ======         ====            ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Goldman Sachs Variable Insurance Trust
                         -----------------------------------------------------
                          Growth and Income Fund       Mid Cap Value Fund
                         --------------------------  -------------------------
                         Year ended December 31,     Year ended December 31,
                         --------------------------  -------------------------
                           2001     2000     1999     2001     2000     1999
                         --------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $    250      150      766   20,461    4,792    1,901
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............      613      702      648   18,766    4,481    4,901
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --       --       --       --       --
                         --------  -------  -------  -------  -------  -------
Net investment income
(expense)...............     (363)    (552)     118    1,695      311   (3,000)
                         --------  -------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     (184)  (1,573)     573   97,038  (12,964)  84,871
 Unrealized appreciation
 (depreciation) on
 investments............   (5,115)    (748)  (2,840) (32,449) 101,034  (27,108)
 Capital gain
 distributions..........      --       --       --   105,684   15,479      --
                         --------  -------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........   (5,299)  (2,321)  (2,267) 170,273  103,549   57,763
                         --------  -------  -------  -------  -------  -------
Increase (decrease) in
net assets from
operations.............. $ (5,662)  (2,873)  (2,149) 171,968  103,860   54,763
                         ========  =======  =======  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Salomon Brothers Variable Series Funds Inc.
                         -----------------------------------------------------------------------------------------------
                              Strategic Bond Fund                Investors Fund               Total Return Fund
                         ------------------------------- ------------------------------ --------------------------------
                          Year ended       Period from                                   Year ended       Period from
                         December 31,    March 19, 1999   Year ended     Period from    December 31,    July 14, 1999 to
                         --------------  to December 31, December 31, March 31, 2000 to --------------    December 31,
                          2001    2000        1999           2001     December 31, 2000  2001    2000         1999
                         ------  ------  --------------- ------------ ----------------- ------  ------  ----------------
Investment income:
 Income -- Ordinary
 dividends.............. $2,475     --         5,114         3,438          1,474          614    289          154
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    421     486        6,264         5,451          1,302          221    110           39
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............    --      --           --            --             --           --     --           --
                         ------  ------      -------       -------          -----       ------  -----         ----
Net investment income
(expense)...............  2,054    (486)      (1,150)       (2,013)           172          393    179          115
                         ------  ------      -------       -------          -----       ------  -----         ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     97  (3,595)     (14,814)      (12,059)           946          (17)    (7)          (8)
 Unrealized appreciation
 (depreciation) on
 investments............   (868)  4,324       (4,324)      (17,392)           914         (583)   367         (424)
 Capital gain
 distributions..........    --      --           --          5,130          6,211          --     --           --
                         ------  ------      -------       -------          -----       ------  -----         ----
Net realized and
unrealized gain (loss)
on investments..........   (771)    729      (19,138)      (24,321)         8,071         (600)   360         (432)
                         ------  ------      -------       -------          -----       ------  -----         ----
Increase (decrease) in
net assets from
operations.............. $1,283     243      (20,288)      (26,334)         8,243         (207)   539         (317)
                         ======  ======      =======       =======          =====       ======  =====         ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  PIMCO Variable Insurance Trust
                   -------------------------------------------------------------
                                      Long-Term
                    Foreign Bond   U.S. Government   High Yield    Total Return
                      Portfolio    Bond Portfolio  Bond Portfolio Bond Portfolio
                   --------------- --------------- -------------- --------------
                     Period from     Period from    Period from    Period from
                   October 8, 2001 May 3, 2001 to  May 1, 2001 to May 3, 2001 to
                   to December 31,  December 31,    December 31,   December 31,
                        2001            2001            2001           2001
                   --------------- --------------- -------------- --------------
Investment
income:
 Income --
  Ordinary
 dividends.......       $ 39            1,667           3,728          1,967
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......        --               --              --             --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....        --               266             480            466
                        ----           ------          ------         ------
Net investment
income
(expense)........         39            1,401           3,248          1,501
                        ----           ------          ------         ------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....          2               31            (377)            57
 Unrealized
 appreciation
 (depreciation)
 on investments..        (90)          (4,793)         (1,804)        (3,364)
 Capital gain
 distributions...        --             3,972             --           3,303
                        ----           ------          ------         ------
Net realized and
unrealized gain
(loss) on
investments......        (88)            (790)         (2,181)            (4)
                        ----           ------          ------         ------
Increase
(decrease) in net
assets from
operations.......       $(49)             611           1,067          1,497
                        ====           ======          ======         ======
                               AIM Variable Insurance Funds
                   -----------------------------------------------------
                   AIM V.I. Capital
                     Appreciation    AIM V.I. Growth    AIM V.I. Value
                         Fund              Fund              Fund
                   ---------------- ------------------ -----------------
                     Period from       Period from        Period from
                    May 9, 2001 to  September 17, 2001 April 12, 2001 to
                     December 31,    to December 31,     December 31,
                         2001              2001              2001
                   ---------------- ------------------ -----------------
Investment
income:
 Income --
  Ordinary
 dividends.......          --               22                 301
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......          --              --                  --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....           45              23                 632
                   ---------------- ------------------ -----------------
Net investment
income
(expense)........          (45)             (1)               (331)
                   ---------------- ------------------ -----------------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....       (2,048)              2                  (1)
 Unrealized
 appreciation
 (depreciation)
 on investments..          741             250                 370
 Capital gain
 distributions...        1,508             --                4,571
                   ---------------- ------------------ -----------------
Net realized and
unrealized gain
(loss) on
investments......          201             252               4,940
                   ---------------- ------------------ -----------------
Increase
(decrease) in net
assets from
operations.......          156             251               4,609
                   ================ ================== =================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                             Rydex Variable
                        Alliance Variable Products Series Fund, Inc.                  Dreyfus                    Trust
                     -------------------------------------------------- ----------------------------------- ----------------
                                                                            Dreyfus
                                                                           Investment       The Dreyfus
                                                                         Portfolios --        Socially
                     Growth and Income  Premier Growth       Quasar     Emerging Markets    Responsible
                         Portfolio         Portfolio       Portfolio       Portfolio     Growth Fund, Inc.      OTC Fund
                     ----------------- ----------------- -------------- ---------------- ------------------ ----------------
                                                          Period from     Period from                         Period from
                        Period from       Period from    May 1, 2001 to May 15, 2001 to     Period from     July 24, 2001 to
                     April 26, 2001 to March 30, 2001 to  December 31,    December 31,   August 13, 2001 to   December 31,
                     December 31, 2001 December 31, 2001      2001            2001       December 31, 2001        2001
                     ----------------- ----------------- -------------- ---------------- ------------------ ----------------
Investment income:
 Income -- Ordinary
 dividends.........       $  181                --             --               23                7               --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)..........          --                 --             --              --               --                --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).......        1,301                247            142              17               18                 4
                          ------            -------          -----            ----              ---               ---
Net investment
income (expense)...       (1,120)              (247)          (142)              6              (11)               (4)
                          ------            -------          -----            ----              ---               ---
Net realized and
unrealized gain
(loss) on
investments:
 Net realized gain
 (loss)............         (293)            (1,315)          (118)           (895)              (1)              --
 Unrealized
 appreciation
 (depreciation) on
 investments.......        2,747            (15,188)         1,268            1000              220               125
 Capital gain
 distributions.....        1,401              1,213            171             --               --                --
                          ------            -------          -----            ----              ---               ---
Net realized and
unrealized gain
(loss) on
investments........        3,855            (15,290)         1,321             105              219               125
                          ------            -------          -----            ----              ---               ---
Increase (decrease)
in net assets from
operations.........       $2,735            (15,537)         1,179             111              208               121
                          ======            =======          =====            ====              ===               ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                             MFS Investors
                                             Growth Stock    MFS Investors  MFS New Discovery
                         MFS Utility Series     Series       Trust Series        Series
                         ------------------ --------------- --------------- -----------------
                                                                               Period from
                            Period from       Period from     Period from       September
                           March 14, 2001   April 12, 2001  August 7, 2001      18, 2001
                          to December 31,   to December 31, to December 31,  to December 31,
                                2001             2001            2001             2001
                         ------------------ --------------- --------------- -----------------
Investment income:
 Income -- Ordinary
 dividends..............      $    75                8            --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............          --               --             --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............          241              132             80                80
                              -------           ------            ---             -----
Net investment income
(expense)...............         (166)            (124)           (80)              (80)
                              -------           ------            ---             -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................         (155)               1            (16)             (209)
 Unrealized appreciation
 (depreciation) on
 investments............       (5,300)          (1,550)           951             5,857
 Capital gain
 distributions..........          198               97            --                --
                              -------           ------            ---             -----
Net realized and
unrealized gain (loss)
on investments..........       (5,257)          (1,452)           935             5,648
                              -------           ------            ---             -----
Increase (decrease) in
net assets from
operations..............      $(5,423)          (1,576)           855             5,568
                              =======           ======            ===             =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                     ------------------------------------------------------------------------------------------------------
                           S&P 500 Index Fund                  Money Market Fund                  Total Return Fund
                     ---------------------------------  ----------------------------------  -------------------------------
                         Year ended December 31,            Year ended December 31,            Year ended December 31,
                     ---------------------------------  ----------------------------------  -------------------------------
                        2001        2000       1999        2001        2000        1999       2001       2000       1999
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease)
in net assets
From operations:
 Net investment
 income (expense)..  $  (22,019)    (42,984)   (39,597)    356,459     659,681     492,078     20,998     23,254     11,546
 Net realized gain
 (loss)............    (223,483)    253,088    547,538         --          --          --       5,647     23,582     34,289
 Unrealized
 appreciation
 (depreciation) on
 investments.......    (813,776) (1,256,862)   714,039         --          --          --    (121,737)   (56,704)   110,595
 Capital gain
 distributions.....      74,413     140,542     79,903         --          --          --      21,120     69,728     42,374
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase
  (decrease) in net
  assets from
  operations.......    (984,865)   (906,216) 1,301,883     356,459     659,681     492,078    (73,972)    59,860    198,804
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
transactions:
 Net premiums......     448,963      92,578    209,250   3,129,821   3,873,682   7,275,148     30,815      2,250      9,104
 Loan interest.....      (3,158)     (2,440)    (3,621)     (3,854)     40,295      33,105       (747)      (647)      (740)
 Transfers (to)
 from the general
 account of GE Life
 and Annuity:
 Death benefits....         --     (311,551)       --      (89,860)    (48,296)        --     (13,185)       --         --
 Surrenders........    (433,901)   (371,309)  (571,204)   (419,731) (2,500,421) (4,064,746)   (53,193)  (108,581)  (134,715)
 Loans.............     (63,482)    (59,986)   (14,382)   (279,376) (1,462,643)   (733,748)   (13,240)   (22,399)    (5,353)
 Cost of insurance
 and administrative
 expense (note 4)..     (79,493)    (80,865)   (76,602)   (154,845)   (155,234)   (151,555)   (19,258)   (16,554)   (18,760)
 Transfer gain
 (loss) and
 transfer fees.....     (49,376)     11,380     (2,154) (2,344,650) (1,860,641)    (55,274)    (5,300)       413      1,266
 Transfers (to)
 from the Guarantee
 Account...........     122,807      29,696      1,200     126,636    (157,515)        --      43,816      3,851        500
 Interfund
 transfers.........    (197,842)    438,834  1,450,154   3,539,529  (2,883,414)  1,796,890     56,906     73,820    (74,939)
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase
  (decrease) in net
  assets from
  capital
  transactions.....    (255,482)   (253,663)   992,641   3,503,670  (5,154,187)  4,099,820     26,614    (67,847)  (223,637)
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease)
in net assets......  (1,240,347) (1,159,879) 2,294,524   3,860,129  (4,494,506)  4,591,898    (47,358)    (7,987)   (24,833)
Net assets at
beginning of year..   7,214,168   8,374,047  6,079,523  10,936,216  15,430,722  10,838,824  1,754,732  1,762,719  1,787,552
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end
of period..........  $5,973,821   7,214,168  8,374,047  14,796,345  10,936,216  15,430,722  1,707,374  1,754,732  1,762,719
                     ==========  ==========  =========  ==========  ==========  ==========  =========  =========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------------
                          International Equity Fund     Real Estate Securities Fund        Global Income Fund
                          ----------------------------  ------------------------------  ---------------------------
                           Year ended December 31,        Year ended December 31,        Year ended December 31,
                          ----------------------------  ------------------------------  ---------------------------
                            2001       2000     1999       2001       2000      1999      2001     2000      1999
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $     952    (3,699)  (3,474)     17,763     16,820   25,102    (2,010)    (832)  (10,517)
 Net realized gain
 (loss).................   (170,012)   32,727      166       4,798    (28,508) (51,641)   (8,885) (12,550) (174,205)
 Unrealized appreciation
 (depreciation) on
 investments............    101,474  (144,443)  72,780      44,085    209,214   15,871    (5,385)   6,143    (1,207)
 Capital gain
 distributions..........      2,246    52,541   26,382       8,645      2,635    1,796       --       --         28
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
  Increase (decrease) in
  net assets from
  operations............    (65,340)  (62,874)  95,854      75,291    200,161   (8,872)  (16,280)  (7,239) (185,901)
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
From capital
transactions:
 Net premiums...........      1,904       --       --          --       5,000    9,200       --       --      3,403
 Loan interest..........       (120)      --        (6)       (445)      (591)  (1,009)   70,693    1,928       227
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        --        --       --       (1,201)       --       --        --       --        --
 Surrenders.............    (19,958)      --       --      (27,966)   (15,255) (35,918)      --       --        --
 Loans..................        --       (100)     --      (49,620)   (24,317)  (4,066)      --       --     15,465
 Cost of insurance and
 administrative expense
 (note 4)...............     (3,658)   (3,826)  (3,710)    (11,351)    (6,719)  (8,475)     (562)    (343)   (4,487)
 Transfer gain (loss)
 and transfer fees......      7,552    (6,581)  (5,641)    (30,216)    (1,214)   2,893    19,712  464,801       329
 Transfers (to) from the
 Guarantee Account......        --    (13,358)     --          --         --         7       --       --        --
 Interfund transfers....    266,687     9,264   23,090  (2,479,892) 2,642,526  (46,114) (687,676) 160,125   170,322
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
  Increase (decrease) in
  net assets from
  capital transactions..    252,407   (14,601)  13,733  (2,600,691) 2,599,430  (83,482) (597,833) 626,511   185,259
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Increase (decrease) in
net assets..............    187,067   (77,475) 109,587  (2,525,400) 2,799,591  (92,354) (614,113) 619,272      (642)
Net assets at beginning
of year.................    332,351   409,826  300,239   3,414,078    614,487  706,841   647,115   27,843    28,485
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Net assets at end of
period..................  $ 519,418   332,351  409,826     888,678  3,414,078  614,487    33,002  647,115    27,843
                          =========  ========  =======  ==========  =========  =======  ========  =======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund              Income Fund                U.S. Equity Fund
                          ----------------------------  -------------------------------  -------------------------
                           Year ended December 31,         Year ended December 31,       Year ended December 31,
                          ----------------------------  -------------------------------  -------------------------
                             2001      2000     1999      2001       2000       1999      2001     2000     1999
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (4,762)  (2,782)  (3,680)    43,293     58,910     50,333     (369)    (731)     (15)
 Net realized gain
 (loss).................      25,875   12,878   68,899     12,607    (17,374)      (784)  (3,453)   3,147      520
 Unrealized appreciation
 (depreciation) on
 investments............     (84,368)  22,673   24,230     18,802     68,916    (90,951) (13,016) (10,780)   3,276
 Capital gain
 distributions..........      48,536   26,826      --         --         --       2,137    1,230    6,655    6,179
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
  net assets from
  operations............     (14,719)  59,595   89,449     74,702    110,452    (39,265) (15,608)  (1,709)   9,960
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
From capital
transactions:
 Net premiums...........     141,375    4,254    3,802     10,865        --      16,162  119,525    4,228      --
 Loan interest..........      (1,581)    (900)  (1,028)    (5,066)    (4,321)    (4,763)     (60)     --       --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (53,124)     --       --         --         --         --       --       --       --
 Surrenders.............     (15,888)     --       --    (176,996)   (51,628)   (87,362) (16,794)     --       --
 Loans..................      (2,228)     --    (6,939)    (1,670)   (27,965)    (4,459)  (1,473)  (1,266)     --
 Cost of insurance and
 administrative expense
 (note 4)...............     (13,448)  (8,658)  (8,194)   (14,244)   (12,868)   (15,183)  (2,968)  (1,416)    (540)
 Transfer gain (loss)
 and transfer fees......      (4,463)  (7,392)  (1,865)     2,977       (151)      (139)  (9,946)     169     (188)
 Transfers (to) from the
 Guarantee Account......      23,077      --    29,405      1,412        --      20,109   23,064   14,252      --
 Interfund transfers....     522,907   (5,645) 118,008     88,371    (68,336)   (27,799)  98,882    3,976  109,461
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
  net assets from
  capital transactions..     596,627  (18,341) 133,189    (94,351)  (165,269)  (103,434) 210,230   19,943  108,733
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Increase (decrease) in
net assets..............     581,908   41,254  222,638    (19,649)   (54,817)  (142,699) 194,622   18,234  118,693
Net assets at beginning
of year.................     796,600  755,346  532,708  1,269,533  1,324,350  1,467,049  147,089  128,855   10,162
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Net assets at end of
period..................  $1,378,508  796,600  755,346  1,249,884  1,269,533  1,324,350  341,711  147,089  128,855
                          ==========  =======  =======  =========  =========  =========  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                                 Small-Cap Value
                             Premier Growth Equity Fund       Value Equity Fund    Equity Fund
                          ----------------------------------- ----------------- -----------------
                             Year ended        Period from       Period from       Period from
                            December 31,     June 11, 1999 to April 17, 2001 to March 14, 2001 to
                          -----------------    December 31,     December 31,      December 31,
                            2001     2000          1999             2001              2001
                          --------  -------  ---------------- ----------------- -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $ (7,552)  (6,719)      (1,545)             201                93
 Net realized gain
 (loss).................   (21,399)   6,148          139              (26)              557
 Unrealized appreciation
 (depreciation) on
 investments............   (40,567) (75,063)      54,745              889             2,247
 Capital gain
 distributions..........    21,879   36,757       13,746              --              2,727
                          --------  -------      -------           ------            ------
  Increase (decrease) in
  net assets from
  operations............   (47,639) (38,877)      67,085            1,064             5,624
                          --------  -------      -------           ------            ------
From capital
transactions:
 Net premiums...........    27,205    4,580          --            44,019            85,537
 Loan interest..........       --       --           --               --                --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --       --           --               --                --
 Surrenders.............       --    (2,232)         --               --                --
 Loans..................       --       --          (300)             --                --
 Cost of insurance and
 administrative expense
 (note 4)...............    (9,423)  (7,464)      (2,033)            (158)             (326)
 Transfer gain (loss)
 and transfer fees......    (6,190)      15        3,988              162            (7,545)
 Transfers (to) from the
 Guarantee Account......    14,747   29,205          --             4,522            15,525
 Interfund transfers....   139,348  181,947      393,060               10              (430)
                          --------  -------      -------           ------            ------
  Increase (decrease) in
  net assets from
  capital transactions..   165,687  206,051      394,715           48,555            92,761
                          --------  -------      -------           ------            ------
Increase (decrease) in
net assets..............   118,048  167,174      461,800           49,619            98,385
Net assets at beginning
of year.................   628,974  461,800          --               --                --
                          --------  -------      -------           ------            ------
Net assets at end of
period..................  $747,022  628,974      461,800           49,619            98,385
                          ========  =======      =======           ======            ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------
                                   Bond Fund/VA              Capital Appreciation Fund/VA
                          --------------------------------  ---------------------------------
                             Year ended December 31,            Year ended December 31,
                          --------------------------------  ---------------------------------
                             2001       2000       1999       2001        2000        1999
                          ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  113,480     90,053     65,924    (29,060)    (63,011)    (47,481)
 Net realized gain
 (loss).................     (34,432)   (58,604)   (61,516)  (234,310)    858,133     900,975
 Unrealized appreciation
 (depreciation) on
 investments............      18,831     27,471    (84,560)  (816,014) (1,219,345)    646,214
 Capital gain
 distributions..........         --         --       9,549    413,546     338,409     173,473
                          ----------  ---------  ---------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............      97,879     58,920    (70,603)  (665,838)    (85,814)  1,673,181
                          ----------  ---------  ---------  ---------  ----------  ----------
From capital
transactions:
 Net premiums...........      21,642     21,642     21,642     65,536      42,722      34,750
 Loan interest..........      72,486      6,941      3,160     (3,401)     (3,719)     (2,980)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........         --         --         --     (24,888)        --          --
 Surrenders.............    (133,929)   (13,237)   (35,960)  (315,109)   (175,875)   (638,691)
 Loans..................      11,422    (14,010)   (30,925)   (79,404)   (587,038)   (159,747)
 Cost of insurance and
 administrative expense
 (note 4)...............     (17,598)   (14,461)   (21,619)   (47,130)    (48,235)    (44,705)
 Transfer gain (loss)
 and transfer fees......     (10,355)   446,468     23,758     (6,093)     28,703    (247,728)
 Transfers (to) from the
 Guarantee Account......       6,601      3,340      6,580     42,606      62,872           7
 Interfund transfers....    (348,563)  (134,891)  (761,210)    60,578     688,521  (2,684,688)
                          ----------  ---------  ---------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..    (398,294)   301,792   (794,574)  (307,305)      7,951  (3,743,782)
                          ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
net assets..............    (300,415)   360,712   (865,177)  (973,143)    (77,863) (2,070,601)
Net assets at beginning
of year.................   1,969,140  1,608,428  2,473,605  4,840,353   4,918,216   6,988,817
                          ----------  ---------  ---------  ---------  ----------  ----------
Net assets at end of
period..................  $1,668,725  1,969,140  1,608,428  3,867,210   4,840,353   4,918,216
                          ==========  =========  =========  =========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------
                              Aggressive Growth Fund/VA              High Income Fund/VA
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             2001         2000        1999       2001        2000        1999
                          -----------  ----------  ----------  ---------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (17,963)   (141,045)    (89,368)   305,549     362,329     277,603
 Net realized gain
 (loss).................   (1,015,974)  1,507,212   1,178,701   (101,737)   (129,914)    (31,032)
 Unrealized appreciation
 (depreciation) on
 investments............   (2,439,102) (3,070,063)  3,216,453   (183,510)   (428,737)    (77,143)
 Capital gain
 distributions..........      917,686     389,633         --         --          --          --
                          -----------  ----------  ----------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............   (2,555,353) (1,314,263)  4,305,786     20,302    (196,322)    169,428
                          -----------  ----------  ----------  ---------  ----------  ----------
From capital
transactions:
 Net premiums...........       33,631      76,786      54,210        600       4,600       6,954
 Loan interest..........       (4,831)    (11,013)     (5,149)    (1,874)        232      (2,114)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........          --          --      (22,618)   (31,784)        --          --
 Surrenders.............     (200,328)   (658,040)   (421,155)  (189,013)   (248,202)    (96,824)
 Loans..................     (104,414)   (147,893)   (124,739)    (3,940)    (70,658)   (118,625)
 Cost of insurance and
 administrative expense
 (note 4)...............      (65,548)    (98,373)    (68,853)   (35,045)    (38,283)    (52,357)
 Transfer gain (loss)
 and transfer fees......        1,150      21,286     (53,960)    29,329     432,906       9,892
 Transfers (to) from the
 Guarantee Account......       10,791     (31,367)      8,140      4,901       9,997         443
 Interfund transfers....     (234,677)  1,142,851  (1,031,745)   (13,802) (1,055,778) (1,558,865)
                          -----------  ----------  ----------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..     (564,226)    294,237  (1,665,869)  (240,628)   (965,186) (1,811,496)
                          -----------  ----------  ----------  ---------  ----------  ----------
Increase (decrease) in
net assets..............   (3,119,579) (1,020,026)  2,639,917   (220,326) (1,161,508) (1,642,068)
Net assets at beginning
of year.................    8,118,575   9,138,601   6,498,684  3,357,679   4,519,187   6,161,255
                          -----------  ----------  ----------  ---------  ----------  ----------
Net assets at end of
period..................  $ 4,998,996   8,118,575   9,138,601  3,137,353   3,357,679   4,519,187
                          ===========  ==========  ==========  =========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Oppenheimer Variable Account      Oppenheimer Variable Account
                                Funds (continued)               Funds -- Class 2 Shares
                          --------------------------------  -------------------------------
                                                                Global        Main Street
                                                              Securities    Growth & Income
                           Multiple Strategies Fund/VA          Fund/VA         Fund/VA
                          --------------------------------  --------------- ---------------
                                                              Period from     Period from
                             Year ended December 31,        March 30, 2001  March 14, 2001
                          --------------------------------  to December 31, to December 31,
                             2001       2000       1999          2001            2001
                          ----------  ---------  ---------  --------------- ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   76,015    104,060     67,254         (638)           (461)
 Net realized gain
 (loss).................     (15,905)     7,666     20,609       (1,376)           (245)
 Unrealized appreciation
 (depreciation) on
 investments............    (198,513)  (163,508)    68,454          180           2,571
 Capital gain
 distributions..........     158,396    211,696    157,988          --              --
                          ----------  ---------  ---------      -------         -------
  Increase (decrease) in
  net assets from
  operations............      19,993    159,914    314,305       (1,834)          1,865
                          ----------  ---------  ---------      -------         -------
From capital
transactions:
 Net premiums...........       1,000      1,000     37,781      260,422         130,194
 Loan interest..........       9,909      8,264       (208)         --              --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (28,339)       --         --           --              --
 Surrenders.............     (17,862)  (157,318)  (189,005)         --              --
 Loans..................     (49,442)   (20,310)   (10,720)         --              --
 Cost of insurance and
 administrative expense
 (note 4)...............     (32,722)   (30,114)   (31,574)        (778)           (638)
 Transfer gain (loss)
 and transfer fees......       2,276       (493)     1,885        4,637          (1,087)
 Transfers (to) from the
 Guarantee Account......      27,780      3,366        943       12,344           6,336
 Interfund transfers....     304,616     (2,393)  (254,274)         --              (22)
                          ----------  ---------  ---------      -------         -------
  Increase (decrease) in
  net assets from
  capital transactions..     217,216   (197,998)  (445,172)     276,625         134,783
                          ----------  ---------  ---------      -------         -------
Increase (decrease) in
net assets..............     237,209    (38,084)  (130,867)     274,791         136,648
Net assets at beginning
of year.................   3,079,371  3,117,455  3,248,322          --              --
                          ----------  ---------  ---------      -------         -------
Net assets at end of
period..................  $3,316,580  3,079,371  3,117,455      274,791         136,648
                          ==========  =========  =========      =======         =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                     Variable Insurance Products Fund
                    -----------------------------------------------------------------------------------------------------------
                         Equity-Income Portfolio                 Growth Portfolio                   Overseas Portfolio
                    -----------------------------------  ----------------------------------  ----------------------------------
                         Year ended December 31,             Year ended December 31,             Year ended December 31,
                    -----------------------------------  ----------------------------------  ----------------------------------
                       2001         2000        1999        2001        2000        1999        2001        2000        1999
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........  $    50,426      73,990      20,782    (134,174)   (185,318)   (156,415)    126,320       7,192       1,669
 Net realized gain
 (loss)...........        3,674      78,193     949,231  (1,656,040)    578,678   1,288,523    (641,079)    212,982     694,024
 Unrealized
 appreciation
 (depreciation) on
 investments......   (1,511,503)   (353,707)   (762,258) (1,566,768) (3,965,666)  1,712,349    (527,241) (1,602,432)    859,657
 Capital gain
 distributions....      618,284     937,281     536,798     851,111   1,663,182   1,506,084     261,309     414,893      97,639
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  operations......     (839,119)    735,757     744,553  (2,505,871) (1,909,124)  4,350,541    (780,691)   (967,365)  1,652,989
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
transactions:
 Net premiums.....        2,012       7,445      30,709      22,062      20,315     161,347       7,300      16,083      18,135
 Loan interest....      (15,798)    (11,060)    (12,986)    (21,692)    (22,417)    (16,324)      2,211      (1,583)     (2,376)
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...     (407,969)   (643,557)        --      (90,222)   (135,401)        --     (148,876)        --      (21,324)
 Surrenders.......     (651,032)   (477,615)   (531,791)   (480,632)   (738,545) (1,385,411)   (145,935)   (173,517)   (191,090)
 Loans............     (113,753)   (238,547)   (229,126)    (58,422)   (258,684)   (164,276)    (72,947)   (671,085)   (107,707)
 Cost of insurance
 and
 administrative
 expense (note
 4)...............     (130,600)   (117,182)   (153,739)   (115,445)   (140,569)   (133,989)    (30,519)    (40,650)    (40,060)
 Transfer gain
 (loss) and
 transfer fees....        4,825       4,355       7,118    (565,047)      5,907     (48,212)     30,410      60,686     (29,352)
 Transfers (to)
 from the
 Guarantee
 Account..........       39,605      72,101    (128,390)       (635)     89,432       5,600         --          766         443
 Interfund
 transfers........    1,054,816  (1,133,203) (1,383,061)     30,404     607,088    (452,607)    (57,337)    546,529  (1,559,209)
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....     (217,894) (2,537,263) (2,401,266) (1,279,629)   (572,874) (2,033,872)   (415,693)   (262,771) (1,932,540)
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
(decrease) in net
assets............   (1,057,013) (1,801,506) (1,656,713) (3,785,500) (2,481,998)  2,316,669  (1,196,384) (1,230,136)   (279,551)
Net assets at
beginning of
year..............   13,367,714  15,169,220  16,825,933  13,292,186  15,774,184  13,457,515   3,496,837   4,726,973   5,006,524
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
of period.........  $12,310,701  13,367,714  15,169,220   9,506,686  13,292,186  15,774,184   2,300,453   3,496,837   4,726,973
                    ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Variable Insurance Products Fund II
                          ----------------------------------------------------------------------
                              Asset Manager Portfolio               Contrafund Portfolio
                          ----------------------------------  ----------------------------------
                              Year ended December 31,             Year ended December 31,
                          ----------------------------------  ----------------------------------
                             2001        2000        1999        2001        2000        1999
                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  187,445     171,520     205,535     (39,517)    (99,655)    (87,865)
 Net realized gain
 (loss).................     (67,206)    298,128     259,916    (424,441)    393,605     971,552
 Unrealized appreciation
 (depreciation) on
 investments............    (584,159) (1,507,589)     (9,876) (1,044,662) (2,636,860)    885,621
 Capital gain
 distributions..........     101,299     647,393     431,219     236,810   1,450,776     361,853
                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............    (362,621)   (390,548)    886,794  (1,271,810)   (892,134)  2,131,161
                          ----------  ----------  ----------  ----------  ----------  ----------
From capital
transactions:
 Net premiums...........       3,300       8,550       2,300      23,850      55,764      71,587
 Loan interest..........       7,241      (3,478)     (8,302)      8,991       4,054      (8,628)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........    (252,816)   (417,629)        --       (1,246)   (123,201)    (23,810)
 Surrenders.............    (193,955)   (697,249)   (786,658)   (138,923)   (317,488)   (549,804)
 Loans..................     (70,432)    (29,528)    (58,273)   (140,896)   (148,169)   (153,985)
 Cost of insurance and
 administrative expense
 (note 4)...............     (65,922)    (75,579)    (98,577)    (94,945)    (98,558)   (102,249)
 Transfer gain (loss)
 and transfer fees......      41,561      (1,547)    (47,936)    227,632      (3,746)    (21,586)
 Transfers (to) from the
 Guarantee Account......       1,289      (8,807)     38,441     (23,542)      8,853       6,587
 Interfund transfers....      75,965  (1,159,228)   (748,397)   (134,120)   (947,396)   (759,216)
                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..    (453,769) (2,384,495) (1,707,402)   (273,199) (1,569,887) (1,541,104)
                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
net assets..............    (816,390) (2,775,043)   (820,608) (1,545,009) (2,462,021)    590,057
Net assets at beginning
of year.................   6,752,279   9,527,322  10,347,930   9,305,260  11,767,281  11,177,224
                          ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
period..................  $5,935,889   6,752,279   9,527,322   7,760,251   9,305,260  11,767,281
                          ==========  ==========  ==========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund III
                          -------------------------------------------------------------
                                                              Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2001       2000       1999       2001      2000     1999
                          ----------  ---------  ---------  --------  --------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $    2,186        (39)   (16,131)   (3,428)    1,999   (3,398)
 Net realized gain
 (loss).................    (152,011)   (41,849)   160,560   (55,765)  (12,867)  32,368
 Unrealized appreciation
 (depreciation) on
 investments............       5,140   (131,011)   (48,360)  (23,765) (187,366) (18,063)
 Capital gain
 distributions..........      40,855     98,008     13,296       --     54,448   12,249
                          ----------  ---------  ---------  --------  --------  -------
  Increase (decrease) in
  net assets from
  operations............    (103,830)   (74,891)   109,365   (82,958) (143,786)  23,156
                          ----------  ---------  ---------  --------  --------  -------
From capital
transactions:
 Net premiums...........         --         --      11,807     8,000       --       589
 Loan interest..........        (891)       439        (19)     (183)     (124)     (95)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (36,535)       --         --        --        --       --
 Surrenders.............    (232,216)   (35,791)   (33,425)  (33,397)  (39,679) (17,405)
 Loans..................     (38,855)   (28,635)    (9,320)  (62,163)  (40,159)    (979)
 Cost of insurance and
 administrative expense
 (note 4)...............      (8,484)   (10,528)   (15,670)   (4,967)   (6,011)  (8,389)
 Transfer gain (loss)
 and transfer fees......      32,177      1,876     43,657    15,782    (3,398)      (7)
 Transfers (to) from the
 Guarantee Account......      15,212     (1,865)    10,278       --        --       --
 Interfund transfers....    (174,469)  (302,084)   392,746   (25,884) (166,551) 265,913
                          ----------  ---------  ---------  --------  --------  -------
  Increase (decrease) in
  net assets from
  capital transactions..    (444,061)  (376,588)   400,054  (102,812) (255,922) 239,627
                          ----------  ---------  ---------  --------  --------  -------
Increase (decrease) in
net assets..............    (547,891)  (451,479)   509,419  (185,770) (399,708) 262,783
Net assets at beginning
of year.................   1,063,137  1,514,616  1,005,197   507,378   907,086  644,303
                          ----------  ---------  ---------  --------  --------  -------
Net assets at end of
period..................  $  515,246  1,063,137  1,514,616   321,608   507,378  907,086
                          ==========  =========  =========  ========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                           Variable Insurance
                                                                                                Products
                            Variable Insurance Products     Variable Insurance Products    Fund II -- Service
                              Fund -- Service Class 2       Fund III -- Service Class 2         Class 2
                          ------------------------------- -------------------------------- ------------------
                           Equity-Income      Growth      Growth & Income      Mid Cap         Contrafund
                             Portfolio       Portfolio       Portfolio        Portfolio        Portfolio
                          --------------- --------------- ---------------- --------------- ------------------
                            Period from     Period from     Period from      Period from      Period from
                          May 03, 2001 to April 25, 2001  July 06, 2001 to May 15, 2001 to March 14, 2001 to
                           December 31,   to December 31,   December 31,    December 31,      December 31,
                               2001            2001             2001            2001              2001
                          --------------- --------------- ---------------- --------------- ------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............     $    (663)          (303)           (129)            (352)            (303)
 Net realized gain
 (loss).................           122           (723)              4          (16,137)             (32)
 Unrealized appreciation
 (depreciation) on
 investments............         8,881            332           1,969           19,743              679
 Capital gain
 distributions..........           --             --              --               --               --
                             ---------        -------          ------          -------           ------
  Increase (decrease) in
  net assets from
  operations............         8,340           (694)          1,844            3,254              344
                             ---------        -------          ------          -------           ------
From capital
transactions:
 Net premiums...........       402,659        121,516          58,509           67,986           64,608
 Loan interest..........           --             --              --               --               --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........           --             --              --               --               --
 Surrenders.............           --             --              --               --               --
 Loans..................           --             --              --               --               --
 Cost of insurance and
 administrative expense
 (note 4)...............        (1,027)          (412)           (146)            (399)            (362)
 Transfer gain (loss)
 and transfer fees......      (157,155)       (28,165)         (2,159)            (861)          (6,299)
 Transfers (to) from the
 Guarantee Account......        29,667          6,615          14,698            5,293           10,334
 Interfund transfers....         7,869            --              --            20,000             (100)
                             ---------        -------          ------          -------           ------
  Increase (decrease) in
  net assets from
  capital transactions..       282,013         99,554          70,902           92,019           68,181
                             ---------        -------          ------          -------           ------
Increase (decrease) in
net assets..............       290,353         98,860          72,746           95,273           68,525
Net assets at beginning
of year.................           --             --              --               --               --
                             ---------        -------          ------          -------           ------
Net assets at end of
period..................     $ 290,353         98,860          72,746           95,273           68,525
                             =========        =======          ======          =======           ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Federated Insurance Series
                          --------------------------------------------------------------
                            American Leaders Fund II        High Income Bond Fund II
                          -------------------------------  -----------------------------
                             Year ended December 31,         Year ended December 31,
                          -------------------------------  -----------------------------
                             2001       2000      1999      2001      2000       1999
                          ----------  --------  ---------  -------  ---------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (1,041)   (2,371)    (4,270)  59,498     72,903     66,628
 Net realized gain
 (loss).................        (805)    6,438     19,046  (39,405)   (82,095)   (82,162)
 Unrealized appreciation
 (depreciation) on
 investments............     (56,342)  (19,766)   (65,306) (25,583)   (72,858)       543
 Capital gain
 distributions..........       4,548    23,522     98,945      --         --       7,321
                          ----------  --------  ---------  -------  ---------  ---------
  Increase (decrease) in
  net assets from
  operations............     (53,640)    7,823     48,415   (5,490)   (82,050)    (7,670)
                          ----------  --------  ---------  -------  ---------  ---------
From capital
transactions:
 Net premiums...........         --     24,082     57,574    7,200      7,200     17,397
 Loan interest..........         (55)      (11)       (79)    (662)    (2,038)      (244)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        (739)      --         --       --         --         --
 Surrenders.............      (9,505)  (92,957)       --   (73,450)   (35,759)   (28,048)
 Loans..................     (26,680)   (4,402)    (6,155)  (7,141)   (15,175)   (73,906)
 Cost of insurance and
 administrative expense
 (note 4)...............     (10,733)   (7,625)   (12,640)  (8,684)    (9,059)   (13,418)
 Transfer gain (loss)
 and transfer fees......         567    (2,499)     1,294      138    435,645    (13,811)
 Transfers (to) from the
 Guarantee Account......       6,000    27,939      9,174      --         --         --
 Interfund transfers....     429,267  (138,618)  (210,684)  74,053   (702,240)     6,333
                          ----------  --------  ---------  -------  ---------  ---------
  Increase (decrease) in
  net assets from
  capital transactions..     388,122  (194,091)  (161,516)  (8,546)  (321,426)  (105,697)
                          ----------  --------  ---------  -------  ---------  ---------
Increase (decrease) in
net assets..............     334,482  (186,268)  (113,101) (14,036)  (403,476)  (113,367)
Net assets at beginning
of year.................     739,216   925,484  1,038,585  612,680  1,016,156  1,129,523
                          ----------  --------  ---------  -------  ---------  ---------
Net assets at end of
period..................  $1,073,698   739,216    925,484  598,644    612,680  1,016,156
                          ==========  ========  =========  =======  =========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                         Federated Insurance
                                                                              Series --
                            Federated Insurance Series (continued)         Service Shares
                          ---------------------------------------------- -------------------
                                                         International
                                                         Small Company    High Income Bond
                               Utility Fund II              Fund II            Fund II
                          ---------------------------  ----------------- -------------------
                                                          Period from        Period from
                           Year ended December 31,     December 15, 2001  July 09, 2001 to
                          ---------------------------   to December 31,     December 31,
                            2001     2000      1999          2001               2001
                          --------  -------  --------  ----------------- -------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  7,708    6,841     6,892           --                (299)
 Net realized gain
 (loss).................    (8,044)   4,509    10,756            28                 15
 Unrealized appreciation
 (depreciation) on
 investments............   (58,305) (65,634)  (42,270)      (10,035)               790
 Capital gain
 distributions..........       --     8,200    25,666           --                 --
                          --------  -------  --------       -------           --------
  Increase (decrease) in
  net assets from
  operations............   (58,641) (46,084)    1,044       (10,007)               506
                          --------  -------  --------       -------           --------
From capital
transactions:
 Net premiums...........       --       --        --         20,033            226,596
 Loan interest..........      (369)    (453)     (581)          --                 --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --       --        --            --                 --
 Surrenders.............    (1,214)  (9,261)  (14,150)          --                 --
 Loans..................    10,400  (10,106)  (27,345)          --                 --
 Cost of insurance and
 administrative expense
 (note 4)...............    (4,561)  (4,416)   (5,113)          (19)              (558)
 Transfer gain (loss)
 and transfer fees......    19,899   38,254        76            (9)          (124,592)
 Transfers (to) from the
 Guarantee Account......       --     6,077       --            --               8,746
 Interfund transfers....   (19,606)     759   (67,113)          --                 --
                          --------  -------  --------       -------           --------
  Increase (decrease) in
  net assets from
  capital transactions..     4,549   20,854  (114,226)       20,005            110,192
                          --------  -------  --------       -------           --------
Increase (decrease) in
net assets..............   (54,092) (25,230) (113,182)        9,998            110,698
Net assets at beginning
of year.................   388,158  413,388   526,570           --                 --
                          --------  -------  --------       -------           --------
Net assets at end of
period..................  $334,066  388,158   413,388         9,998            110,698
                          ========  =======  ========       =======           ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Alger American Fund
                          ----------------------------------------------------------------------
                           Small Capitalization Portfolio         LargeCap Growth Portfolio
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             2001         2000        1999        2001        2000       1999
                          -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (22,571)    (37,231)    (28,322)    (41,808)    (71,997)   (53,403)
 Net realized gain
 (loss).................   (1,758,699)   (261,756)    263,133    (576,735)    123,244    367,836
 Unrealized appreciation
 (depreciation) on
 investments............    1,063,724  (1,729,123)    286,111    (557,101) (1,653,849)   477,546
 Capital gain
 distributions..........          --    1,020,453     250,852     540,451     732,190    415,458
                          -----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in
  net assets from
  operations............     (717,546) (1,007,657)    771,774    (635,193)   (870,412) 1,207,437
                          -----------  ----------  ----------  ----------  ----------  ---------
From capital
transactions:
 Net premiums...........       13,925      42,602      47,061      35,830      17,233     61,208
 Loan interest..........         (139)     (1,358)     (4,390)     (1,159)     (2,900)    (2,317)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       (3,728)        --          --          --          --     (26,523)
 Surrenders.............      (16,597)    (56,931)        --     (169,500)   (366,285)  (286,712)
 Loans..................      (35,276)    (11,721)      3,449     (84,219)    (19,926)   (87,064)
 Cost of insurance and
 administrative expense
 (note 4)...............      (19,849)    (28,533)    (25,363)    (50,907)    (53,256)   (46,522)
 Transfer gain (loss)
 and transfer fees......       40,365      40,889      46,137       1,426      37,061     (7,321)
 Transfers (to) from the
 Guarantee Account......        2,177      22,158      11,769      (5,783)      2,731        500
 Interfund transfers....      157,440     419,213  (1,053,597)   (192,688)    181,812  1,365,674
                          -----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in
  net assets from
  capital transactions..      138,318     426,319    (974,934)   (467,000)   (203,530)   970,923
                          -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in
net assets..............     (579,228)   (581,338)   (203,160) (1,102,193) (1,073,942) 2,178,360
Net assets at beginning
of year.................    2,237,788   2,819,126   3,022,286   4,449,970   5,523,912  3,345,552
                          -----------  ----------  ----------  ----------  ----------  ---------
Net assets at end of
period..................  $ 1,658,560   2,237,788   2,819,126   3,347,777   4,449,970  5,523,912
                          ===========  ==========  ==========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     PBHG Insurance Series Fund, Inc.
                          -----------------------------------------------------------
                            PBHG Large Cap Growth
                                  Portfolio              PBHG Growth II Portfolio
                          ----------------------------  -----------------------------
                           Year ended December 31,        Year ended December 31,
                          ----------------------------  -----------------------------
                            2001       2000     1999       2001       2000     1999
                          ---------  --------  -------  ----------  --------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  (6,310)   (8,329)  (1,948)    (17,075)  (16,459)  (3,631)
 Net realized gain
 (loss).................   (187,526)   26,132   29,261    (659,735) (368,039) 127,082
 Unrealized appreciation
 (depreciation) on
 investments............    (36,601) (197,654)  99,164      60,672  (133,963)  66,595
 Capital gain
 distributions..........        --     23,477      --          --     13,900      --
                          ---------  --------  -------  ----------  --------  -------
  Increase (decrease) in
  net assets from
  operations............   (230,437) (156,374) 126,477    (616,138) (504,561) 190,046
                          ---------  --------  -------  ----------  --------  -------
From capital
transactions:
 Net premiums...........      3,000     2,500    6,138       2,000    12,332    2,000
 Loan interest..........       (550)     (545)      26        (373)     (512)    (191)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        --        --       --          --        --       --
 Surrenders.............        --    (17,527)     --      (21,689)  (18,539)     --
 Loans..................     (2,371)  (10,196)    (678)    (79,701)  (59,196) (10,000)
 Cost of insurance and
 administrative expense
 (note 4)...............     (6,137)   (6,107)  (1,747)    (15,331)  (10,343)  (4,856)
 Transfer gain (loss)
 and transfer fees......      7,607     4,652   (6,275)  2,664,477   598,074  (19,026)
 Transfers (to) from the
 Guarantee Account......      1,984       --       --        4,281    41,500      --
 Interfund transfers....    (13,507)  494,511  128,326  (2,258,741)  152,798   33,117
                          ---------  --------  -------  ----------  --------  -------
  Increase (decrease) in
  net assets from
  capital transactions..     (9,974)  467,288  125,790     294,923   716,114    1,044
                          ---------  --------  -------  ----------  --------  -------
Increase (decrease) in
net assets..............   (240,411)  310,914  252,267    (321,215)  211,553  191,090
Net assets at beginning
of year.................    598,876   287,962   35,695     540,636   329,083  137,993
                          ---------  --------  -------  ----------  --------  -------
Net assets at end of
period..................  $ 358,465   598,876  287,962     219,421   540,636  329,083
                          =========  ========  =======  ==========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                            Janus Aspen Series
                    ----------------------------------------------------------------------------------------------------------
                       Aggressive Growth Portfolio              Growth Portfolio               Worldwide Growth Portfolio
                    -----------------------------------  ---------------------------------  ----------------------------------
                         Year ended December 31,             Year ended December 31,            Year ended December 31,
                    -----------------------------------  ---------------------------------  ----------------------------------
                       2001         2000        1999        2001        2000       1999        2001        2000        1999
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........  $   (49,792)   (123,063)    (25,047)    (86,944)   (129,344)   (82,113)   (126,821)   (219,782)   (150,353)
 Net realized gain
 (loss)...........   (3,469,483)  2,053,482   1,877,887    (860,748)    829,366    732,403  (1,244,156)  4,249,648   1,684,622
 Unrealized
 appreciation
 (depreciation) on
 investments......    1,310,498  (6,007,948)  3,056,764  (1,175,735) (3,208,185) 2,126,069  (2,095,952) (8,564,849)  5,709,994
 Capital gain
 distributions....          --    1,056,305      70,984      15,770     841,540     38,444      26,217   1,482,669         --
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  operations......   (2,208,777) (3,021,224)  4,980,588  (2,107,657) (1,666,623) 2,814,803  (3,440,712) (3,052,314)  7,244,263
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
From capital
transactions:
 Net premiums.....       17,341      32,402      29,506      19,652      65,954     83,311      79,381      99,960     181,280
 Loan interest....       29,866       6,102      (3,772)     (6,078)    (11,139)    (8,033)     (9,509)     (8,782)     (5,533)
 Transfers (to)
 from the general
 account of GE
 Life and Annuity
 Death benefits...      (53,425)        --          --       (1,859)   (163,572)   (23,434)     (8,606)   (165,432)    (23,423)
 Surrenders.......      (90,768)   (185,663)   (147,936)   (374,933)   (278,153)  (332,087)   (295,316)   (403,972)   (306,760)
 Loans............      (54,804)   (245,413)   (100,897)   (124,854)   (122,844)  (113,712)   (114,281)   (731,101)    (86,961)
 Cost of insurance
 and
 administrative
 expense (note
 4)...............      (40,963)    (83,961)    (51,847)    (78,017)    (96,899)   (72,587)   (128,469)   (168,051)   (127,864)
 Transfer gain
 (loss) and
 transfer fees....       30,475     242,952      78,299     (70,845)     40,865      9,023      10,302     163,005       3,589
 Transfers (to)
 from the
 Guarantee
 Account..........        2,520     112,220         --       31,998      76,974      3,568      34,756      72,007      35,983
 Interfund
 transfers........     (946,121) (1,682,905)  2,991,895    (551,626)    751,417  1,275,017  (1,396,048)    440,806     269,462
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....   (1,105,879) (1,804,266)  2,795,248  (1,156,562)    262,603    821,066  (1,827,790)   (701,560)    (60,227)
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Increase
(decrease) in net
assets............   (3,314,656) (4,825,490)  7,775,836  (3,264,219) (1,404,020) 3,635,869  (5,268,502) (3,753,874)  7,184,036
Net assets at
beginning of
year..............    5,724,635  10,550,125   2,774,289   8,491,897   9,895,917  6,260,048  14,630,474  18,384,348  11,200,312
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end
of period.........  $ 2,409,979   5,724,635  10,550,125   5,227,678   8,491,897  9,895,917   9,361,972  14,630,474  18,384,348
                    ===========  ==========  ==========  ==========  ==========  =========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                     Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                                                Flexible Income
                               Balanced Portfolio                  Portfolio            International Growth Portfolio
                         ---------------------------------  --------------------------  --------------------------------
                             Year ended December 31,        Year ended December 31,        Year ended December 31,
                         ---------------------------------  --------------------------  --------------------------------
                            2001        2000       1999      2001      2000     1999      2001        2000       1999
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense).............  $   (1,571)    (36,978)    56,688    6,215       966   18,729    (22,841)    (44,773)   (28,206)
 Net realized gain
 (loss)................     149,406     237,385    397,981      742    (7,051)   2,310   (771,175)  1,146,311    452,801
 Unrealized
 appreciation
 (depreciation) on
 investments...........    (616,213) (1,219,714)   859,559    1,736     8,147  (20,012)    64,883  (1,860,929) 1,288,333
 Capital gain
 distributions.........      74,955     762,535        --     8,902     9,377    1,152     15,118     181,169        --
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
  Increase (decrease)
  in net assets from
  operations...........    (393,423)   (256,772) 1,314,228   17,595    11,439    2,179   (714,015)   (578,222) 1,712,928
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
From capital
transactions:
 Net premiums..........      22,769      47,714     39,986      --        --     9,934     15,515      14,765     18,930
 Loan interest.........     (20,440)    (16,102)    (7,355)     --        469      (42)    (1,773)     (2,551)     1,974
 Transfers (to) from
 the general account of
 GE Life and Annuity
 Death benefits........    (548,905)   (301,913)   (24,021) (21,111)      --       --      (1,386)        --         --
 Surrenders............    (212,175)    (30,074)  (382,801)     --    (41,001)     --     (31,238)   (403,605)   (13,011)
 Loans.................     (84,367)    (68,426)  (339,651)     --        112    2,596    (50,587)   (625,002)    (7,155)
 Cost of insurance and
 administrative expense
 (note 4)..............     (66,060)    (62,573)   (55,893)  (3,443)   (2,492)  (4,230)   (28,806)    (39,201)   (25,425)
 Transfer gain (loss)
 and transfer fees.....     (18,279)     53,917     (6,027)  (6,052)     (154)     225      3,241     115,163     (1,336)
 Transfers (to) from
 the Guarantee
 Account...............     117,499      52,722     14,501      --        --       --         --          --         --
 Interfund transfers...     380,602     487,036  1,299,658  128,992   (79,450) (85,330)   (20,127)    674,650   (913,181)
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
  Increase (decrease)
  in net assets from
  capital
  transactions.........    (429,356)    162,301    538,397   98,386  (122,516) (76,847)  (115,161)   (265,781)  (939,204)
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Increase (decrease) in
net assets.............    (822,779)    (94,471) 1,852,625  115,981  (111,077) (74,668)  (829,176)   (844,003)   773,724
Net assets at beginning
of year................   6,843,100   6,937,571  5,084,946  250,341   361,418  436,086  2,973,127   3,817,130  3,043,406
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Net assets at end of
period.................  $6,020,321   6,843,100  6,937,571  366,322   250,341  361,418  2,143,951   2,973,127  3,817,130
                         ==========  ==========  =========  =======  ========  =======  =========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          Janus Aspen Series (continued)               Janus Aspen Series -- Service Shares
                          ---------------------------------  ---------------------------------------------------------
                                                                 Global Life Sciences
                          Capital Appreciation Portfolio              Portfolio           Global Technology Portfolio
                          ---------------------------------  ---------------------------- ----------------------------
                                                                            Period from                  Period from
                              Year ended December 31,         Year ended  June 1, 2000 to  Year ended  June 6, 2000 to
                          ---------------------------------  December 31,  December 31,   December 31,  December 31,
                             2001        2000       1999         2001          2000           2001          2000
                          ----------  ----------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  (20,044)    (31,200)   (31,231)    (3,122)          (916)        (2,717)         (766)
 Net realized gain
 (loss).................    (644,599)    477,631    435,959    (23,021)          (239)      (223,628)     (207,776)
 Unrealized appreciation
 (depreciation) on
 investments............     (67,637) (1,179,619)   837,570    (12,033)         8,275         49,697       (42,258)
 Capital gain
 distributions..........      17,791      24,888     10,754        --             --           1,283           --
                          ----------  ----------  ---------    -------        -------       --------      --------
  Increase (decrease) in
  net assets from
  operations............    (714,489)   (708,300) 1,253,052    (38,176)         7,120       (175,365)     (250,800)
                          ----------  ----------  ---------    -------        -------       --------      --------
From capital
transactions:
 Net premiums...........      14,185      41,852     73,275      5,800            --          19,313           --
 Loan interest..........      (2,758)     (1,709)    (1,142)      (167)            (3)           162          (855)
 Transfers (to) from the
 general account of GE
 Life and Annuity
 Death benefits.........         --          --         --         --             --             --            --
 Surrenders.............     (15,782)    (74,857)   (41,706)       --             --             --            --
 Loans..................     (33,418)   (111,956)    (7,970)       --            (726)        (4,233)         (765)
 Cost of insurance and
 administrative expense
 (note 4)...............     (29,874)    (33,051)   (28,392)    (2,671)          (742)        (2,438)       (1,169)
 Transfer gain (loss)
 and transfer fees......     (32,391)     (1,182)   119,454      8,117            190         (9,980)        3,052
 Transfers (to) from the
 Guarantee Account......       3,275      30,654        --       5,879            --             --            --
 Interfund transfers....    (119,956)   (164,190) 1,353,094    196,675        148,652         59,556       422,512
                          ----------  ----------  ---------    -------        -------       --------      --------
  Increase (decrease) in
  net assets from
  capital transactions..    (216,719)   (314,439) 1,466,613    213,633        147,371         62,380       422,775
                          ----------  ----------  ---------    -------        -------       --------      --------
Increase (decrease) in
net assets..............    (931,208) (1,022,739) 2,719,665    175,457        154,491       (112,985)      171,975
Net assets at beginning
of year.................   2,624,785   3,647,524    927,859    154,491            --         171,975           --
                          ----------  ----------  ---------    -------        -------       --------      --------
Net assets at end of
period..................  $1,693,577   2,624,785  3,647,524    329,948        154,491         58,990       171,975
                          ==========  ==========  =========    =======        =======       ========      ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                            Janus Aspen Series -- Service Shares (continued)
                    -----------------------------------------------------------------------------------------------------------
                      Aggressive Growth                           Worldwide Growth                         International Growth
                          Portfolio         Growth Portfolio         Portfolio        Balanced Portfolio        Portfolio
                    --------------------- --------------------- -------------------- --------------------- --------------------
                    Period from March 14, Period from April 26,  Period from May 9,  Period from March 14, Period from June 15,
                    2001 to December 31,  2001 to December 31,  2001 to December 31, 2001 to December 31,  2001 to December 31,
                            2001                  2001                  2001                 2001                  2001
                    --------------------- --------------------- -------------------- --------------------- --------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........        $   (201)                (132)                 (386)                1,531                   3
 Net realized gain
 (loss)...........          (1,110)                (280)              (12,593)                   61                  35
 Unrealized
 appreciation
 (depreciation) on
 investments......          (3,014)               1,694                11,801                (1,775)               (310)
 Capital gain
 distributions....             --                    12                     5                   397                  13
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets from
operations........          (4,325)               1,294                (1,173)                  214                (259)
                          --------               ------               -------               -------               -----
From capital
transactions:
 Net premiums.....          36,952               52,931               111,833               266,372               2,500
 Loan interest....             --                   --                    --                    --                  --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
  Death benefits..             --                   --                    --                    --                  --
  Surrenders......             --                   --                    --                    --                  --
  Loans...........             --                   --                    --                    --                  --
  Cost of
  insurance and
  administrative
  expense (note
  4)..............            (275)                (169)                 (590)               (1,399)                 (4)
  Transfer gain
  (loss) and
  transfer fees...          (7,580)              (7,883)               (6,249)               (6,873)                (31)
  Transfers (to)
  from the
  Guarantee
  Account.........           6,234                1,736                19,517                34,148                 --
 Interfund
 transfers........          11,880                  --                    --                 13,490                 --
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets from
capital
transactions......          47,211               46,615               124,511               305,738               2,465
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets............          42,886               47,909               123,338               305,952               2,206
Net assets at
beginning of
year..............             --                   --                    --                    --                  --
                          --------               ------               -------               -------               -----
Net assets at end
of period.........        $ 42,886               47,909               123,338               305,952               2,206
                          ========               ======               =======               =======               =====
                    Capital Appreciation
                         Portfolio
                    --------------------
                    Period from June 4,
                    2001 to December 31,
                            2001
                    --------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........            (58)
 Net realized gain
 (loss)...........           (185)
 Unrealized
 appreciation
 (depreciation) on
 investments......            323
 Capital gain
 distributions....             31
                    --------------------
Increase
(decrease) in net
assets from
operations........            111
                    --------------------
From capital
transactions:
 Net premiums.....         26,258
 Loan interest....            --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
  Death benefits..            --
  Surrenders......            --
  Loans...........            --
  Cost of
  insurance and
  administrative
  expense (note
  4)..............           (144)
  Transfer gain
  (loss) and
  transfer fees...         (7,130)
  Transfers (to)
  from the
  Guarantee
  Account.........          2,025
 Interfund
 transfers........          7,676
                    --------------------
Increase
(decrease) in net
assets from
capital
transactions......         28,685
                    --------------------
Increase
(decrease) in net
assets............         28,796
Net assets at
beginning of
year..............            --
                    --------------------
Net assets at end
of period.........         28,796
                    ====================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Goldman Sachs Variable Insurance Trust
                          --------------------------------------------------------
                           Growth and Income Fund         Mid Cap Value Fund
                          ---------------------------  ---------------------------
                           Year ended December 31,      Year ended December 31,
                          ---------------------------  ---------------------------
                            2001      2000     1999      2001      2000     1999
                          --------  --------  -------  ---------  -------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (363)     (552)     118      1,695      311   (3,000)
 Net realized gain
 (loss).................      (184)   (1,573)     573     97,038  (12,964)  84,871
 Unrealized appreciation
 (depreciation) on
 investments............    (5,115)     (748)  (2,840)   (32,449) 101,034  (27,108)
 Capital gain
 distributions..........       --        --       --     105,684   15,479      --
                          --------  --------  -------  ---------  -------  -------
  Increase (decrease) in
  net assets from
  operations............    (5,662)   (2,873)  (2,149)   171,968  103,860   54,763
                          --------  --------  -------  ---------  -------  -------
From capital
transactions:
 Net premiums...........       --        --     1,250     14,747    2,000    7,450
 Loan interest..........       --        --       (86)      (737)     (65)     945
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --        --       --         --       --       --
 Surrenders.............       --        --       --         --       --       --
 Loans..................       --        --       --     (46,857)  (1,542)     --
 Cost of insurance and
 administrative expense
 (note 4)...............      (512)     (495)    (497)   (16,756)  (3,660)  (2,968)
 Transfer gain (loss)
 and transfer fees......        17       417      (19)   (16,728)  (2,373)  35,817
 Transfers (to) from the
 Guarantee Account......       --        --       --         --       --    23,524
 Interfund transfers....    18,147   (24,957)  64,781  1,698,845  315,369   44,102
                          --------  --------  -------  ---------  -------  -------
  Increase (decrease) in
  net assets from
  capital transactions..    17,652   (25,035)  65,429  1,632,514  309,729  108,870
                          --------  --------  -------  ---------  -------  -------
Increase (decrease) in
net assets..............    11,990   (27,908)  63,280  1,804,482  413,589  163,633
Net assets at beginning
of year.................    40,661    68,569    5,289    657,491  243,902   80,269
                          --------  --------  -------  ---------  -------  -------
Net assets at end of
period..................  $ 52,651    40,661   68,569  2,461,973  657,491  243,902
                          ========  ========  =======  =========  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Salomon Brothers Variable Series Funds Inc.
                         -----------------------------------------------------------------------------------------------
                               Strategic Bond Fund                 Investors Fund              Total Return Fund
                         ---------------------------------- ---------------------------- -------------------------------
                            Year ended        Period from                  Period from    Year ended      Period from
                           December 31,     March 19, 1999   Year ended  March 31, 2000  December 31,   July 14, 1999 to
                         -----------------  to December 31, December 31, to December 31, -------------    December 31,
                          2001      2000         1999           2001          2000        2001   2000         1999
                         -------  --------  --------------- ------------ --------------- ------  -----  ----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense).............  $ 2,054      (486)      (1,150)       (2,013)           172        393    179         115
 Net realized gain
 (loss)................       97    (3,595)     (14,814)      (12,059)           946        (17)    (7)         (8)
 Unrealized
 appreciation
 (depreciation) on
 investments...........     (868)    4,324       (4,324)      (17,392)           914       (583)   367        (424)
 Capital gain
 distributions.........      --        --           --          5,130          6,211        --     --          --
                         -------  --------      -------       -------        -------     ------  -----       -----
  Increase (decrease)
  in net assets from
  operations...........    1,283       243      (20,288)      (26,334)         8,243       (207)   539        (317)
                         -------  --------      -------       -------        -------     ------  -----       -----
From capital
transactions:
 Net premiums..........      --        --           --         22,120            --         --     --          --
 Loan interest.........      (22)      892          227           (82)           --         (12)   (24)        --
 Transfers (to) from
 the general account of
 GE Life and Annuity:
 Death benefits........      --        --           --            --             --         --     --          --
 Surrenders............      --        --           --            --             --         --     --          --
 Loans.................       (4)      --        11,465        (1,360)        (1,984)        (7)   --         (134)
 Cost of insurance and
 administrative expense
 (note 4)..............     (370)     (135)      (2,472)       (6,113)        (1,011)      (302)  (153)        (65)
 Transfer gain (loss)
 and transfer fees.....       50   443,339         (471)      (25,671)            (1)       (52)    34           1
 Transfers (to) from
 the Guarantee
 Account...............      --        --           --            --             --         --     --
 Interfund transfers...   63,077  (546,787)     113,987       290,380        210,409     20,111  2,641       6,940
                         -------  --------      -------       -------        -------     ------  -----       -----
  Increase (decrease)
  in net assets from
  capital
  transactions.........   62,731  (102,691)     122,736       279,274        207,413     19,738  2,498       6,742
                         -------  --------      -------       -------        -------     ------  -----       -----
Increase (decrease) in
net assets.............   64,014  (102,448)     102,448       252,940        215,656     19,531  3,037       6,425
Net assets at beginning
of year................      --    102,448          --        215,656            --       9,462  6,425         --
                         -------  --------      -------       -------        -------     ------  -----       -----
Net assets at end of
period.................  $64,014       --       102,448       468,596        215,656     28,993  9,462       6,425
                         =======  ========      =======       =======        =======     ======  =====       =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     PIMCO Variable Insurance Trust
                    -----------------------------------------------------------------
                                       Long-Term
                     Foreign Bond   U.S. Government High Yield Bond Total Return Bond
                       Portfolio    Bond Portfolio     Portfolio        Portfolio
                    --------------- --------------- --------------- -----------------
                      Period from     Period from   Period from May
                    October 8, 2001 May 3, 2001 to      1, 2001        Period from
                    to December 31,  December 31,   to December 31,  May 3, 2001 to
                         2001            2001            2001       December 31, 2001
                    --------------- --------------- --------------- -----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........      $    39           1,401           3,248            1,501
 Net realized gain
 (loss)...........            2              31            (377)              57
 Unrealized
 appreciation
 (depreciation) on
 investments......          (90)         (4,793)         (1,804)          (3,364)
 Capital gain
 distributions....          --            3,972             --             3,303
                        -------         -------         -------          -------
  Increase
  (decrease) in
  net assets from
  operations......          (49)            611           1,067            1,497
                        -------         -------         -------          -------
From capital
transactions:
 Net premiums.....        8,750         144,704         126,639          298,908
 Loan interest....          --              --              --               --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...          --              --              --               --
 Surrenders.......          --              --              --               --
 Loans............          --              --              --               --
 Cost of insurance
 and
 administrative
 expense (note
 4)...............          (16)           (506)           (706)            (731)
 Transfer gain
 (loss) and
 transfer fees....       (1,256)         (4,529)         (1,914)         (89,265)
 Transfers (to)
 from the
 Guarantee
 Account..........          --           43,721           2,488           31,649
 Interfund
 transfers........          --            4,771           7,029            5,525
                        -------         -------         -------          -------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....        7,478         188,161         133,536          246,086
                        -------         -------         -------          -------
Increase
(decrease) in net
assets............        7,429         188,772         134,603          247,583
Net assets at
beginning of
year..............          --              --              --               --
                        -------         -------         -------          -------
Net assets at end
of period.........      $ 7,429         188,772         134,603          247,583
                        =======         =======         =======          =======
                                  AIM Variable Insurance Funds
                    --------------------------------------------------------
                    AIM V.I. Capital
                      Appreciation                          AIM V.I. Value
                          Fund       AIM V.I. Growth Fund        Fund
                    ---------------- --------------------- -----------------
                      Period from         Period from
                    May 09, 2001 to  September 17, 2001 to    Period from
                      December 31,       December 31,      April 12, 2001 to
                          2001               2001          December 31, 2001
                    ---------------- --------------------- -----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........          (45)                (1)                (331)
 Net realized gain
 (loss)...........       (2,048)                 2                   (1)
 Unrealized
 appreciation
 (depreciation) on
 investments......          741                250                  370
 Capital gain
 distributions....        1,508                --                 4,571
                    ---------------- --------------------- -----------------
  Increase
  (decrease) in
  net assets from
  operations......          156                251                4,609
                    ---------------- --------------------- -----------------
From capital
transactions:
 Net premiums.....        8,913             12,693              252,358
 Loan interest....          --                 --                   --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...          --                 --                   --
 Surrenders.......          --                 --                   --
 Loans............          --                 --                   --
 Cost of insurance
 and
 administrative
 expense (note
 4)...............          (65)               (39)                (883)
 Transfer gain
 (loss) and
 transfer fees....       (2,010)            (4,688)             (64,291)
 Transfers (to)
 from the
 Guarantee
 Account..........       11,759              1,212               30,127
 Interfund
 transfers........          --                 --                10,000
                    ---------------- --------------------- -----------------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....       18,597              9,178              227,311
                    ---------------- --------------------- -----------------
Increase
(decrease) in net
assets............       18,753              9,429              231,920
Net assets at
beginning of
year..............          --                 --                   --
                    ---------------- --------------------- -----------------
Net assets at end
of period.........       18,753              9,429              231,920
                    ================ ===================== =================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                            Rydex Variable
                           Alliance Variable Products Series Fund, Inc.                Dreyfus                  Trust
                        -------------------------------------------------- ------------------------------- ----------------
                                                                               Dreyfus
                                                                             Investment      The Dreyfus
                                                                            Portfolios --     Socially
                                                                              Emerging       Responsible
                        Growth and Income  Premier Growth       Quasar         Markets         Growth
                            Portfolio         Portfolio       Portfolio       Portfolio      Fund, Inc.        OTC Fund
                        ----------------- ----------------- -------------- --------------- --------------- ----------------
                           Period from       Period from     Period from     Period from     Period from     Period from
                        April 26, 2001 to March 30, 2001 to May 1, 2001 to May 15, 2001 to August 13, 2001 July 24, 2001 to
                          December 31,      December 31,     December 31,   December 31,   to December 31,   December 31,
                              2001              2001             2001           2001            2001             2001
                        ----------------- ----------------- -------------- --------------- --------------- ----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)............      $ (1,120)             (247)           (142)             6             (11)             (4)
 Net realized gain
 (loss)...............          (293)           (1,315)           (118)          (895)             (1)            --
 Unrealized
 appreciation
 (depreciation) on
 investments..........         2,747           (15,188)          1,268           1000             220             125
 Capital gain
 distributions........         1,401             1,213             171            --              --              --
                            --------           -------          ------          -----          ------           -----
  Increase (decrease)
  in net assets from
  operations..........         2,735           (15,537)          1,179            111             208             121
                            --------           -------          ------          -----          ------           -----
From capital
transactions:
 Net premiums.........       413,402            31,160          58,699          4,000           7,387             --
 Loan interest........           --                --              --             --              --              --
 Transfers (to) from
 the general account
 of GE Life and
 Annuity:
 Death benefits.......           --                --              --             --              --              --
 Surrenders...........           --                --              --             --              --              --
 Loans................           --                --              --             --              --              --
 Cost of insurance and
 administrative
 expense (note 4).....        (1,699)             (284)           (174)           (32)            (43)             (4)
 Transfer gain (loss)
 and transfer fees....        (8,831)            8,529             548            (47)             (9)           (290)
 Transfers (to) from
 the Guarantee
 Account..............        59,175            15,705             955            --            4,798           2,025
 Interfund transfers..        24,710               --              --             --              --              --
                            --------           -------          ------          -----          ------           -----
  Increase (decrease)
  in net assets from
  capital
  transactions........       486,757            55,110          60,028          3,921          12,133           1,731
                            --------           -------          ------          -----          ------           -----
Increase (decrease) in
net assets............       489,492            39,573          61,207          4,032          12,341           1,852
Net assets at
beginning of year.....           --                --              --             --              --              --
                            --------           -------          ------          -----          ------           -----
Net assets at end of
period................      $489,492            39,573          61,207          4,032          12,341           1,852
                            ========           =======          ======          =====          ======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               MFS Variable Insurance Trust
                          ----------------------------------------------------------------------
                                              MFS Investors
                             MFS Utility      Growth Stock     MFS Investors  MFS New Discovery
                               Series            Series        Trust Series         Series
                          ----------------- ----------------- --------------- ------------------
                             Period from       Period from      Period from      Period from
                          March 14, 2001 to April 12, 2001 to August 7, 2001  September 18, 2001
                            December 31,      December 31,    to December 31,  to December 31,
                                2001              2001             2001              2001
                          ----------------- ----------------- --------------- ------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............       $  (166)            (124)             (80)              (80)
 Net realized gain
 (loss).................          (155)               1              (16)             (209)
 Unrealized appreciation
 (depreciation) on
 investments............        (5,300)          (1,550)             951             5,857
 Capital gain
 distributions..........           198               97              --                --
                               -------           ------           ------           -------
  Increase (decrease) in
  net assets from
  operations............        (5,423)          (1,576)             855             5,568
                               -------           ------           ------           -------
From capital
transactions:
 Net premiums...........        75,729           17,650           21,765            75,927
 Loan interest..........           --               --               --                --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........           --               --               --                --
 Surrenders.............           --               --               --                --
 Loans..................           --               --               --                --
 Cost of insurance and
 administrative expense
 (note 4)...............          (339)            (148)            (100)             (144)
 Transfer gain (loss)
 and transfer fees......           (57)            (573)            (111)          (18,760)
 Transfers (to) from the
 Guarantee Account......        18,854            4,631           14,676             5,323
 Interfund transfers....         4,121              --               --                --
                               -------           ------           ------           -------
  Increase (decrease) in
  net assets from
  capital transactions..        98,308           21,560           36,230            62,346
                               -------           ------           ------           -------
Increase (decrease) in
net assets..............        92,885           19,984           37,085            67,914
Net assets at beginning
of year.................           --               --               --                --
                               -------           ------           ------           -------
Net assets at end of
period..................       $92,885           19,984           37,085            67,914
                               =======           ======           ======           =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 2001
(1) Description of Entity

  GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. (The Account is used to fund certain benefits for variable life insurance policies issued by GE Life and Annuity.) GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund
II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III --
 Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. Although the funds noted above were available effective December 2000, no amounts were issued for the funds.

  In October 2000, the Alger Growth Portfolio changed its name to the Alger LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to Mid-Cap Value Equity Fund.

  In April 2000, two new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In June 1999, a new subdivision was added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc.

  All designated portfolios described above are series type mutual funds.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

  For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers to (from) the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies


 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. Type II unit sales began in December 2000; however, no policies were sold as of the end of that reporting period. Effective on or after February 2002, Type III units are expected to be sold under policy forms P1258 and P1259.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investment Funds, Inc.:
  S&P 500 Index Fund................................. $  1,792,015 $  1,996,253
  Money Market Fund..................................  126,041,484  125,048,921
  Total Return Fund..................................      257,524      188,844
  International Equity Fund..........................    1,770,018    1,518,801
  Real Estate Securities Fund........................   31,445,890   31,293,097
  Global Income Fund.................................      123,329      723,415
  Mid-Cap Value Equity Fund..........................    1,984,248    1,357,383

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
  Income Fund..........................................  $  284,018 $   335,096
  U.S. Equity Fund.....................................     247,438      41,041
  Premier Growth Equity Fund...........................     353,489     173,434
  Value Equity Fund....................................      50,737       1,981
  Small-Cap Value Equity Fund..........................     106,295      10,714
Oppenheimer Variable Account Funds:
  Bond Fund/VA.........................................     776,268   1,061,274
  Capital Appreciation Fund/VA.........................   3,933,681   3,599,169
  Aggressive Growth Fund/VA............................   1,172,869   1,097,177
  High Income Fund/VA..................................     604,537     539,657
  Multiple Strategies Fund/VA..........................     703,979     252,149
Oppenheimer Variable Account Funds -- Class 2 Shares:
  Global Securities Fund/VA............................     282,354       6,367
  Main Street Growth & Income Fund/VA..................     150,301      15,979
Variable Insurance Products Fund:
  Equity-Income Portfolio..............................   3,599,384   3,148,690
  Growth Portfolio.....................................   5,530,926   5,629,694
  Overseas Portfolio...................................   1,846,092   1,896,350
Variable Insurance Products Fund II:
  Asset Manager Portfolio..............................     719,291     885,376
  Contrafund Portfolio.................................   2,469,247   2,546,226
Variable Insurance Products Fund III:
  Growth & Income Portfolio............................     330,773     754,600
  Growth Opportunties Portfolio........................      28,393     134,821
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio..............................     283,772       7,041
  Growth Portfolio.....................................     102,983       3,732
Variable Insurance Products Fund III -- Service Class
 2:
  Growth & Income Portfolio............................      71,040         267
  Mid Cap Portfolio....................................      92,980      r1,313
Variable Insurance Products Fund II -- Service Class 2:
  Contrafund Portfolio.................................      75,638      11,512
Federated Insurance Series:
  American Leaders Fund II.............................     484,429     115,273
  High Income Bond Fund II.............................     287,026     236,099
  Utility Fund II......................................      60,655      48,538
  International Small Company Fund II..................      20,033          28
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II.............................     110,791       1,477
Alger American Fund:
  Small Capitalization Portfolio.......................  29,931,412  29,358,656
  LargeCap Growth Portfolio............................   1,874,673   1,843,800
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio......................     485,325     509,363
  PBHG Growth II Portfolio.............................  93,871,408  96,085,559

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Janus Aspen Series:
  Aggressive Growth Portfolio........................... $7,943,851 $9,122,646
  Growth Portfolio......................................  3,293,154  3,581,639
  Worldwide Growth Portfolio............................  2,233,738  4,163,117
  Balanced Portfolio....................................  1,455,871  1,812,267
  Flexible Income Portfolio.............................    164,293     50,706
  International Growth Portfolio........................  2,768,983  2,892,775
  Capital Appreciation Portfolio........................  1,806,807  2,036,497
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    567,691    352,489
  Global Technology Portfolio...........................  1,485,803  1,189,800
  Aggressive Growth Portfolio...........................     63,164     16,154
  Growth Portfolio......................................     48,100      1,605
  Worldwide Growth Portfolio............................    129,140      5,010
  Balanced Portfolio....................................    320,694     17,358
  International Growth Portfolio........................      2,533         52
  Capital Appreciation Portfolio........................     37,347      8,689
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     18,411      1,116
  Mid Cap Value Fund....................................  4,187,534  2,465,979
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................     77,707     12,896
  Investors Fund........................................    550,084    267,588
  Total Return Fund.....................................     21,464      1,326
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio................................      7,525         32
  Long-Term U.S. Government Bond Portfolio..............    197,723      5,339
  High Yield Bond Portfolio.............................    162,820     27,448
  Total Return Bond Portfolio...........................    253,711      6,509
AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund....................     20,309        249
  AIM V.I. Growth Fund..................................      9,342        165
  AIM V.I. Value Fund...................................    231,133      3,334
Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio...........................    493,797      6,759
  Premier Growth Portfolio..............................     58,775      2,699
  Quasar Portfolio......................................     61,370      1,313
Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      4,129        201
  The Dreyfus Socially Responsible Growth Fund, Inc.....     12,193         71
Rydex Variable Trust:
  OTC Fund..............................................      1,736          9

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                            Cost of   Proceeds
                                                             Shares     from
Fund/Portfolio                                              Acquired Shares Sold
--------------                                              -------- -----------
MFS Variable Insurance Trust:
  MFS Utility Series....................................... $95,501    $1,491
  MFS Investors Growth Stock Series........................  21,807       274
  MFS Investors Trust Series...............................  36,776       626
  MFS New Discovery Series.................................  63,205       939

(4) Related Party Transactions

  The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years for Type I policies and six years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge for Type I policies generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. For Type II policies, the charge equals 6% of the premium withdrawn in the first year, and this charge decreases 0.5% per year for the next three years and 1.0% per year for the last two years. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrenders for both Type I and Type II policies.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes and for certain administrative expenses. The M&E and administrative expense charges are assessed through the daily unit value calculation equal to effective annual rates of 0.90% and 0.40%, respectively, for Type I policies and 0.70% and 0.40%, respectively, for Type II policies.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, ..60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with policyholders for the years or lesser periods ended December 31, 2001, 2000, and 1999 are as follows:

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                   GE Investments Funds, Inc.
                  ------------------------------------------------------------------------------------------------------
                       S&P 500                Money                Total          International        Real Estate
                      Index Fund           Market Fund          Return Fund        Equity Fund       Securities Fund
                  -------------------  ---------------------  -----------------  ----------------  ---------------------
                   Units    $ Amount    Units     $ Amount    Units   $ Amount   Units   $ Amount   Units     $ Amount
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
Type I Units:
 Units
 Purchased.......   4,635  $  209,250   453,065  $ 7,275,148     283  $   9,104     --   $    --        593  $     9,200
 Units Redeemed.. (14,751)   (665,810) (306,206)  (4,916,944) (4,985)  (159,569)   (244)   (3,717)   (3,188)     (49,468)
 Units
 Exchanged.......  32,156   1,451,354   111,903    1,796,890  (2,325)   (74,439)  1,517    23,090    (2,972)     (46,107)
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........  22,040  $  994,795   258,762  $ 4,155,095  (7,027) $(224,905)  1,273  $ 19,373    (5,567) $   (86,375)
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========
 Units
 Purchased.......   2,069      92,578   362,734    3,873,682      69      2,250     --        --        260        5,000
 Units Redeemed.. (18,454)   (826,151) (386,389)  (4,126,299) (4,481)  (148,181)   (637)   (3,926)   (2,444)     (46,882)
 Units
 Exchanged.......  10,465     468,530  (284,755)  (3,040,930)  2,348     77,672    (665)   (4,094)  137,794    2,642,526
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........  (5,920) $ (265,043) (308,410) $(3,293,547) (2,064) $ (68,259) (1,302) $ (8,019)  135,610   $2,600,644
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========
 Units
 Purchased.......     947      37,450    65,335    1,859,094     753     30,815     161     1,904       --           --
 Units Redeemed.. (14,615)   (578,171)  (32,538)    (925,858) (2,435)   (99,624) (2,010)  (23,736)   (4,776)     (90,583)
 Units
 Exchanged.......  (4,075)   (161,226)  134,700    3,832,921   2,462    100,722  22,583   266,687  (130,759)  (2,479,892)
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (17,743) $ (701,947)  167,497  $ 4,766,157     780  $  31,912  20,734  $244,856  (135,535) $(2,570,476)
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------------------------------
                                                 Mid-Cap
                              Global          Value Equity                                             Premier Growth
                            Income Fund           Fund            Income Fund      U.S. Equity Fund      Equity Fund
                         ------------------  ----------------  ------------------  ------------------  ----------------
                          Units   $ Amount   Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
Type I Units:
 Units Purchased........       3  $   3,403     243  $  3,802    1,551  $  16,162      --   $     --       (1) $    --
 Units Redeemed.........      11     11,204  (1,036)  (16,160) (10,719)  (111,768)     (46)      (540)   (234)   (2,333)
 Units Exchanged........     162    170,322   9,453   147,413     (738)    (7,690)   9,329    109,461  39,537   393,060
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 1999...............     176  $ 184,929   8,660  $135,055   (9,906) $(103,296)   9,283  $ 108,920  39,302  $390,727
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========
 Units Purchased........     --         --      241     4,254      --         --       356      4,228     399     4,580
 Units Redeemed.........     592      1,585    (541)   (9,557)  (9,164)   (96,782)    (226)    (2,682)   (844)   (9,696)
 Units Exchanged........  59,821    160,125    (320)   (5,645)  (6,471)   (68,336)   1,535     18,228  18,374   211,152
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2000...............  60,413  $ 161,710    (620) $(10,948) (15,635) $(165,118)   1,665  $  19,774  17,929  $206,036
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========
 Units Purchased........      (1)       --      728    12,770      898     10,865      160      1,904     --        --
 Units Redeemed.........   6,787     70,131  (4,877)  (85,510) (16,384)  (197,977)  (1,753)   (20,892) (1,055)   (9,305)
 Units Exchanged........ (66,545)  (687,676) 28,684   502,894    7,431     89,782    9,475    112,910  17,236   152,067
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2001............... (59,759) $(617,545) 24,535  $430,154   (8,055) $  97,330    7,882  $  93,922  16,181  $142,762
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                Oppenheimer Variable Account Funds
                  --------------------------------------------------------------------------------------------------------
                                            Capital             Aggressive               High               Multiple
                        Bond             Appreciation             Growth                Income             Strategies
                       Fund/VA              Fund/VA               Fund/VA               Fund/VA              Fund/VA
                  ------------------  --------------------  --------------------  --------------------  ------------------
                   Units   $ Amount    Units    $ Amount     Units    $ Amount     Units    $ Amount     Units   $ Amount
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
Type I Units:
 Units
 Purchased.......     934  $  21,642      925  $    34,750    1,328  $    54,210      212  $     6,954    1,302  $  37,781
 Units Redeemed..  (3,687)   (85,344) (22,522)    (846,123) (15,742)    (642,514)  (8,223)    (269,920)  (7,978)  (231,507)
 Units
 Exchanged....... (32,612)  (754,630) (71,462)  (2,684,681) (25,081)  (1,023,605) (47,482)  (1,558,422)  (8,731)  (253,331)
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........ (35,365) $(818,333) (93,059) $(3,496,054) (39,495) $(1,611,909) (55,493) $(1,821,388) (15,407) $(447,058)
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========
 Units
 Purchased.......  (1,804)    21,642      135       42,722      540       76,786       99        4,600       32      1,000
 Units Redeemed..   2,898    (34,767)  (2,553)    (814,867)  (6,438)    (915,320)  (7,653)    (356,912)  (6,234)  (199,479)
 Units
 Exchanged.......  10,964   (131,550)   2,353      751,393    7,818    1,111,483  (22,426)  (1,045,781)      30        973
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........  12,058  $(144,676)     (65) $   (20,753)   1,920  $   272,950  (29,980) $(1,398,093)  (6,172) $(197,506)
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========
 Units
 Purchased.......     946     21,642    1,516       65,536      761       33,631       16          600       31      1,000
 Units Redeemed..  (2,959)   (67,618) (10,871)    (469,931)  (8,490)    (375,120)  (7,459)    (261,657)  (3,606)  (118,456)
 Units
 Exchanged....... (14,968)  (341,962)   2,387      103,183   (5,067)    (223,887)    (254)      (8,901)  10,117    332,396
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (16,981) $(387,938)  (6,968) $  (301,212) (12,796) $  (565,376)  (7,697) $  (269,957)   6,542  $ 214,940
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                               Variable Insurance Products Fund                       Variable Insurance Products Fund II
                  ----------------------------------------------------------------  ------------------------------------------
                     Equity-Income                                                     Asset Manager          Contrafund
                       Portfolio         Growth Portfolio     Overseas Portfolio         Portfolio             Portfolio
                  --------------------  --------------------  --------------------  --------------------  --------------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
Type I Units:
 Units
 Purchased.......     839  $    30,709    3,218  $   161,347      754  $    18,135       84  $     2,300    2,850  $    71,587
 Units Redeemed.. (25,332)    (927,642) (33,901)  (1,700,001) (15,051)    (362,556) (34,544)    (951,810) (33,385)    (838,476)
 Units
 Exchanged....... (41,273)  (1,511,451)  (8,914)    (447,007) (64,709)  (1,558,766) (25,767)    (709,955) (29,967)    (752,630)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........ (65,766) $(2,408,385) (39,597) $(1,985,660) (79,006) $(1,903,187) (60,227) $(1,659,466) (60,502) $(1,519,519)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......     207        7,445      365       20,315      588       16,083      287        8,550    1,856       55,764
 Units Redeemed.. (41,351)  (1,487,962) (23,183)  (1,295,617) (32,402)    (886,835) (40,960)  (1,223,463) (22,747)    (683,361)
 Units
 Exchanged....... (29,488)  (1,061,102)  12,462      696,520   19,996      547,295  (39,104)  (1,168,035) (31,242)    (938,543)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........ (70,632) $(2,541,619) (10,356) $  (578,781) (11,818) $  (323,457) (79,777) $(2,382,948) (52,133) $(1,566,140)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......      55        2,012      896       22,062      378        7,300      111        3,300      555       23,850
 Units Redeemed.. (35,704)  (1,319,153) (31,110)    (766,413) (20,475)    (396,066) (19,547)    (575,883)  (8,542)    (367,019)
 Units
 Exchanged.......  29,621    1,094,421    1,208       29,769   (2,964)     (57,337)   2,623       77,254   (3,670)    (157,663)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........  (6,028) $  (222,719) (29,006) $  (714,583) (23,061) $  (446,103) (16,813) $  (495,329) (11,657) $  (500,832)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
                      Variable
                      Insurance
                  Products Fund III
                  -------------------
                   Growth & Income
                      Portfolio
                  -------------------
                   Units   $ Amount
                  -------- ----------
Type I Units:
 Units
 Purchased.......     837  $  11,807
 Units Redeemed..  (4,146)   (58,434)
 Units
 Exchanged.......  28,603    403,025
                  -------- ----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........  25,294  $ 356,397
                  ======== ==========
 Units
 Purchased.......     --         --
 Units Redeemed..  (4,585)   (74,515)
 Units
 Exchanged....... (18,704)  (303,949)
                  -------- ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........ (23,289) $(378,464)
                  ======== ==========
 Units
 Purchased.......     --         --
 Units Redeemed.. (20,153)  (316,980)
 Units
 Exchanged....... (10,125)  (159,257)
                  -------- ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (30,278) $(476,237)
                  ======== ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                   Variable Insurance
                        Products
                  Fund III (continued)                 Federated Insurance Series                    Alger American Fund
                  ----------------------  ---------------------------------------------------------  --------------------
                         Growth               American              High                                    Small
                      Opportunities            Leaders           Income Bond          Utility          Capitalization
                        Portfolio              Fund II             Fund II            Fund II             Portfolio
                  ----------------------  ------------------  ------------------  -----------------  --------------------
                    Units     $ Amount     Units   $ Amount    Units   $ Amount   Units   $ Amount    Units    $ Amount
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
Type I Units:
 Units
 Purchased.......        38  $       589    3,371  $  57,574    1,529  $  17,397      (1) $     --     3,927  $    47,061
 Units Redeemed..    (1,759)     (26,868)  (1,105)   (18,873) (10,169)  (115,616) (2,505)   (47,188)  (2,195)     (26,305)
 Units
 Exchanged.......    17,414      265,913  (11,799)  (201,510)     557      6,333  (3,563)   (67,113) (86,949)  (1,041,828)
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........    15,693  $   239,633   (9,533) $(162,809)  (8,083) $ (91,887) (6,069) $(114,301) (85,217) $(1,021,072)
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========
 Units
 Purchased.......        (1)         --     1,384     24,082      206      7,200       1        --     1,898       42,602
 Units Redeemed..    (6,290)     (85,972)  (6,029)  (104,995)  (1,776)   (62,030)  1,356    (24,236)  (4,390)     (98,544)
 Units
 Exchanged.......   (12,186)    (166,551)  (6,354)  (110,678) (20,113)  (702,240)   (383)     6,837   19,661      441,371
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2000............   (18,477) $  (252,524) (10,999) $(191,591) (21,683) $(757,070)    974  $ (17,399)  17,169  $   385,429
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========
 Units
 Purchased.......       669        8,000        1        --       867      7,200      (1)       --     1,681       13,925
 Units Redeemed..    (8,440)    (100,711)  (2,739)   (47,713) (10,833)   (89,938)    (66)     4,255   (9,124)     (75,589)
 Units
 Exchanged.......    (2,169)     (25,884)  24,985    435,267    8,920     74,053     308    (19,606)  19,266      159,617
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2001............    (9,940) $  (118,595)  22,247  $ 387,555   (1,046) $  (8,684)    241  $ (15,351)  11,823  $    97,952
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                  Alger American Fund
                      (continued)         PBHG Insurance Series Fund, Inc.                 Janus Aspen Series
                  ---------------------  --------------------------------------  ------------------------------------------
                                           PBHG Large             PBHG
                        LargeCap           Cap Growth           Growth II            Aggressive
                    Growth Portfolio        Portfolio           Portfolio         Growth Portfolio      Growth Portfolio
                  ---------------------  ----------------  --------------------  --------------------  --------------------
                   Units     $ Amount    Units   $ Amount   Units    $ Amount     Units    $ Amount     Units    $ Amount
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
Type I Units:
 Units
 Purchased.......    2,689  $    61,208     433  $  6,138      264  $     2,000      951  $    29,506    3,045  $    83,311
 Units Redeemed..  (19,732)    (449,139)   (169)   (2,399)  (1,992)     (15,047)  (9,817)    (304,452) (20,091)    (549,853)
 Units
 Exchanged.......   60,020    1,366,174   9,061   128,326    4,386       33,117   96,474    2,991,895   46,716    1,278,585
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........   42,977  $   978,243   9,325  $132,064    2,658  $    20,070   87,608  $ 2,716,950   29,670  $   812,042
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......      653       17,233      72     2,500    1,541       12,332      649       32,402    1,523       65,954
 Units Redeemed..  (16,790)    (442,368)   (989)  (34,375) (11,065)     (88,590) (10,170)    (508,934) (15,522)    (672,606)
 Units
 Exchanged.......    7,005      184,543  14,225   494,511   24,267      194,298  (31,384)  (1,570,685)  19,116      828,391
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........   (9,132) $  (240,591) 13,308  $462,636   14,743  $   118,040  (40,905) $(2,047,216)   5,117  $   221,739
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......    2,124       35,830     658     3,000        7        2,000      767       17,341      925       19,652
 Units Redeemed..  (18,115)    (305,785) (1,988)   (9,058)    (451)    (117,095)  (9,304)    (210,094) (27,551)    (585,742)
 Units
 Exchanged.......  (11,757)    (198,471) (2,529)  (11,523)  (8,691)  (2,254,460) (41,788)    (943,601) (24,441)    (519,628)
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........  (27,748) $  (468,426) (3,859) $(17,580)  (9,135) $(2,369,555) (50,325) $(1,136,354) (51,067) $(1,085,718)
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                  Janus Aspen Series (continued)
                  -------------------------------------------------------------------------------------------------------
                                                                                                           Capital
                       Worldwide             Balanced            Flexible          International         Appreciation
                   Growth Portfolio         Portfolio        Income Portfolio    Growth Portfolio         Portfolio
                  --------------------  -------------------  -----------------  --------------------  -------------------
                   Units    $ Amount     Units    $ Amount   Units   $ Amount    Units    $ Amount     Units    $ Amount
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
Type I Units:
 Units
 Purchased....... (14,576) $   181,280    1,734  $   39,986     727  $   9,934    1,178  $    18,930    3,576  $   73,275
 Units Redeemed..  44,266     (550,540) (35,114)   (809,721)   (123)    (1,676)  (2,714)     (43,617)  (3,866)    (79,209)
 Units
 Exchanged....... (24,559)     305,445   56,989   1,314,159  (6,244)   (85,330) (56,821)    (913,181)  66,036   1,353,094
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 1999............   5,131  $   (63,816)  23,609  $  544,424  (5,640) $ (77,072) (58,357) $  (937,868)  65,746  $1,347,160
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========
 Units
 Purchased.......   2,414       99,960    2,820      47,714       1        --       319       14,765    1,647      41,852
 Units Redeemed.. (35,693)  (1,477,339) (28,329)   (479,087) (3,197)   (42,912) (23,127)  (1,070,358)  (8,722)   (221,572)
 Units
 Exchanged.......  12,390      512,813   31,918     539,758  (5,918)   (79,450)  14,577      674,650   (5,256)   (133,536)
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2000............ (20,889) $  (864,566)   6,409  $  108,384  (9,114) $(122,362)  (8,231) $  (380,944) (12,331) $ (313,256)
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========
 Units
 Purchased.......   3,228       79,381    1,047      22,769      (1)       --       794       15,515    1,281      14,185
 Units Redeemed.. (22,621)    (556,181) (42,863)   (931,946) (1,564)   (24,553)  (5,822)    (113,790)  (7,395)    (81,831)
 Units
 Exchanged....... (55,365)  (1,361,292)  22,909     498,100   8,221    128,992   (1,030)     (20,127) (10,546)   (116,681)
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2001............ (74,758) $(1,838,092) (18,907) $ (411,077)  6,656  $ 104,439   (6,058) $  (118,402) (16,660) $ (184,327)
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                                     Salomon Brothers
                          Janus Aspen Series -- Service        Goldman Sachs Variable Insurance       Variable Series
                                      Shares                                Trust                       Funds Inc.
                         -----------------------------------  -------------------------------------  ------------------
                           Global Life          Global
                            Sciences          Technology        Growth and           Mid Cap             Strategic
                            Portfolio         Portfolio         Income Fund         Value Fund           Bond Fund
                         ----------------  -----------------  ----------------  -------------------  ------------------
                         Units   $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount    Units   $ Amount
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........    --   $    --       --   $    --      131  $  1,250    2,015  $    7,450      --   $     --
 Units Redeemed.........    --        --       --        --      (61)     (583)    (547)     (2,023)     756      9,220
 Units Exchanged........    --        --       --        --    6,777    64,781   18,295      67,626    9,347    113,987
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 1999...............    --   $    --       --   $    --    6,847  $ 65,448   19,763  $   73,053   10,103  $ 123,208
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========
 Units Purchased........    --        --        (1)      --      --        --       202       2,000      --         --
 Units Redeemed.........   (135)   (1,471)    (167)   (2,789)    (54)     (495)    (533)     (5,268)      14        757
 Units Exchanged........ 13,639   148,652   25,421   422,512  (2,701)  (24,957)  31,901     315,369  (10,117)  (546,787)
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2000...... 13,504  $147,181   25,253  $419,723  (2,755) $(25,452)  31,570  $  312,102  (10,103) $(546,030)
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========
 Units Purchased........    --        --       --        --      --        --     1,297      14,747       (1)       --
 Units Redeemed.........   (291)   (2,765)   1,801    (6,376)    (61)     (512)  (5,657)    (64,349)     (35)      (396)
 Units Exchanged........ 20,678   196,675  (16,826)   59,556   2,165    18,147  149,329   1,698,845    5,681     63,077
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 20,387  $193,910  (15,025) $ 53,180   2,104  $ 17,635  144,969  $1,649,242    5,645  $  62,681
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                  Salomon Brothers Variable Series Funds
                                             Inc. (continued)
                                  ---------------------------------------------
                                    Investors Fund        Total Return Fund
                                  ----------------------  ---------------------
                                   Units      $ Amount     Units     $ Amount
                                  ---------  -----------  --------  -----------
Type I Units:
 Units Purchased.................       --   $       --        --   $      --
 Units Redeemed..................       --           --        (18)       (199)
 Units Exchanged.................       --           --        624       6,940
                                  ---------  -----------  --------  ----------
 Net increase (decrease) from
 capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 1999............................       --   $       --        606  $    6,741
                                  =========  ===========  ========  ==========
 Units Purchased.................       --           --         (1)        --
 Units Redeemed..................      (205)      (2,995)      (16)       (177)
 Units Exchanged.................    14,374      210,409       248       2,641
                                  ---------  -----------  --------  ----------
 Net increase (decrease) in units
 from capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 2000............................    14,169  $   207,414       231  $    2,464
                                  =========  ===========  ========  ==========
 Units Purchased.................     1,333       22,120       --          --
 Units Redeemed..................      (455)      (7,555)      (29)       (321)
 Units Exchanged.................    17,494      290,380     1,811      20,111
                                  ---------  -----------  --------  ----------
 Net increase (decrease) in units
 from capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 2001............................    18,372  $   304,946     1,782  $   19,790
                                  =========  ===========  ========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------
                                                                   Mid-Cap                            Premier
                          S&P 500 Index      Money Market       Value Equity       U.S. Equity     Growth Equity
                              Fund               Fund               Fund              Fund              Fund
                         ----------------  ------------------  ----------------  ----------------  ---------------
                         Units   $ Amount  Units    $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                         ------  --------  ------  ----------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units Purchased........ 42,941  $411,513  73,115  $1,270,727  12,072  $128,605  12,261  $117,620  2,479  $27,205
 Units Redeemed.........   (194)   (1,862) (1,255)    (21,807)    (71)     (760)    (42)     (403)   (11)    (117)
 Units Exchanged........  8,995    86,191  (9,595)   (166,756)  4,046    43,091     942     9,035    184    2,028
                         ------  --------  ------  ----------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2001............... 51,742  $495,842  62,265  $1,082,164  16,047  $170,936  13,161  $126,252  2,652  $29,115
                         ======  ========  ======  ==========  ======  ========  ======  ========  =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                                   Variable Insurance
                            GE Investments Funds, Inc.          Oppenheimer Variable Account        Products Fund --
                                    (continued)                    Funds -- Class 2 Shares           Service Class 2
                         ------------------------------------  ----------------------------------  --------------------
                                                Small-Cap          Global          Main Street
                                               Value Equity      Securities      Growth & Income         Equity-
                         Value Equity Fund         Fund            Fund/VA           Fund/VA        Income Portfolio
                         -------------------  ---------------  ----------------  ----------------  --------------------
                          Units    $ Amount   Units  $ Amount  Units   $ Amount  Units   $ Amount   Units     $ Amount
                         -------  ----------  -----  --------  ------  --------  ------  --------  --------  ----------
Type II Units:
 Units Purchased........   4,863  $  44,019   6,616  $ 85,537  29,298  $260,422  15,333  $130,194    26,729  $  402,659
 Units Redeemed.........     (17)      (158)    (25)     (326)    (87)     (778)    (75)     (638)      (68)     (1,027)
 Units Exchanged........     501      4,532   1,168    15,094   1,389    12,344     743     6,314     2,491      37,535
                         -------  ---------   -----  --------  ------  --------  ------  --------  --------  ----------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......   5,347  $  48,392   7,759  $100,305  30,600  $271,988  16,001  $135,870    29,152  $  439,168
                         =======  =========   =====  ========  ======  ========  ======  ========  ========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                             Variable
                             Insurance
                         Products Fund --      Variable Insurance Products          Variable Insurance
                          Service Class 2              Fund III --                 Products Fund II  --        Federated
                            (continued)              Service Class 2                 Service Class 2        Insurance Series
                         ------------------  ------------------------------------  ----------------------   ------------------
                                                                                                             International
                                                 Growth &              Mid              Contrafund           Small Company
                         Growth Portfolio    Income Portfolio     Cap Portfolio         Portfolio               Fund II
                         ------------------  ------------------   ---------------  ----------------------   ------------------
                          Units   $ Amount   Units    $ Amount    Units  $ Amount   Units      $ Amount     Units    $ Amount
                         -------  ---------  -------  ---------   -----  --------  ---------  -----------   -------  ---------
Type II Units:
 Units Purchased........  12,491  $ 121,516    6,635  $  58,509   6,857  $67,986       6,905  $    64,608     1,520  $  20,033
 Units Redeemed.........     (42)      (412)     (17)      (146)    (40)    (399)        (39)        (362)       (1)       (19)
 Units Exchanged........     680      6,615    1,667     14,698   2,551   25,293       1,093       10,235       --         --
                         -------  ---------  -------  ---------   -----  -------   ---------  -----------   -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......  13,129  $ 127,719    8,285  $  73,061   9,368  $92,880       7,959  $    74,480     1,519  $  20,014
                         =======  =========  =======  =========   =====  =======   =========  ===========   =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Federated
                            Insurance
                            Series --
                          Service Class               Janus Aspen Series -- Service Shares
                         ----------------  ------------------------------------------------------------------
                              High             Global           Global         Aggressive
                           Income Bond     Life Sciences      Technology         Growth           Growth
                             Fund II          Portfolio       Portfolio         Portfolio        Portfolio
                         ----------------  ---------------  ---------------  ---------------  ---------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -----  --------
Type II Units:
 Units Purchased........ 10,980  $226,596    688  $ 5,800   3,221  $19,313   5,855  $36,952   6,894  $52,931
 Units Redeemed.........    (27)     (558)    (9)     (73)    (22)    (133)    (44)    (275)    (22)    (169)
 Units Exchanged........    424     8,746    696    5,879     --       --    2,870   18,113     226    1,736
                         ------  --------  -----  -------   -----  -------   -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 11,377  $234,784  1,375  $11,606   3,199  $19,180   8,681  $54,790   7,098  $54,497
                         ======  ========  =====  =======   =====  =======   =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                             PIMCO Variable
                                                                                               Insurance
                               Janus Aspen Series -- Service Shares (continued)                  Trust
                         ------------------------------------------------------------------  --------------
                            Worldwide                        International     Capital
                             Growth           Balanced           Growth      Appreciation     Foreign Bond
                            Portfolio         Portfolio        Portfolio      Portfolio        Portfolio
                         ----------------  ----------------  -------------- ---------------  --------------
                         Units   $ Amount  Units   $ Amount  Units $ Amount Units  $ Amount  Units $ Amount
                         ------  --------  ------  --------  ----- -------- -----  --------  ----- --------
Type II Units:
 Units Purchased........ 14,774  $111,833  27,269  $266,372   314   $2,500  2,940  $26,258    667   $8,750
 Units Redeemed.........    (78)     (590)   (143)   (1,399)  --        (4)   (16)    (144)    (1)     (16)
 Units Exchanged........  2,578    19,517   4,877    47,637   --       --   1,087    9,701    --       --
                         ------  --------  ------  --------   ---   ------  -----  -------    ---   ------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 17,274  $130,760  32,003  $312,610   314   $2,496  4,011  $35,815    666   $8,734
                         ======  ========  ======  ========   ===   ======  =====  =======    ===   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                           PIMCO Variable Insurance Trust (continued)          AIM Variable Insurance Funds
                         ----------------------------------------------------  --------------------------------
                                                                                 AIM V. I.
                         Long-Term U.S.         High              Total           Capital
                         Government Bond     Yield Bond        Return Bond      Appreciation      AIM V. I.
                            Portfolio         Portfolio         Portfolio           Fund         Growth Fund
                         ----------------  ----------------  ----------------  ---------------  ---------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units  $ Amount
                         ------  --------  ------  --------  ------  --------  -----  --------  -----  --------
Type II Units;
 Units Purchased........ 12,658  $144,704  12,326  $126,639  19,738  $298,908  1,214  $ 8,913   1,479  $12,693
 Units Redeemed.........    (44)     (506)    (69)     (706)    (48)     (731)    (9)     (65)     (5)     (39)
 Units Exchanged........  4,241    48,492     926     9,516   2,455    37,174  1,602   11,759     141    1,212
                         ------  --------  ------  --------  ------  --------  -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 16,855  $192,690  13,183  $135,450  22,145  $535,351  2,807  $20,607   1,615  $13,866
                         ======  ========  ======  ========  ======  ========  =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                          AIM Variable
                         Insurance Funds
                           (continued)     Alliance Variable Products Series Fund, Inc.           Dreyfus
                         ----------------  --------------------------------------------------  --------------
                                                                                                  Dreyfus
                                                                                                 Investment
                                                                                               Portfolios --
                                             Growth and         Premier                           Emerging
                            AIM V. I.          Income            Growth           Quasar          Markets
                           Value Fund         Portfolio        Portfolio        Portfolio        Portfolio
                         ----------------  ----------------  ---------------  ---------------  --------------
                         Units   $ Amount  Units   $ Amount  Units  $ Amount  Units  $ Amount  Units $ Amount
                         ------  --------  ------  --------  -----  --------  -----  --------  ----- --------
Type II Units:
 Units Purchased........ 23,894  $252,358  39,224  $413,402  3,483  $31,160   7,403  $58,699    415   $4,000
 Units Redeemed.........    (84)     (883)   (161)   (1,699)   (32)    (284)    (22)    (174)    (3)     (32)
 Units Exchanged........  3,799    40,127   7,958    83,885  1,756   15,705     120      955    --       --
                         ------  --------  ------  --------  -----  -------   -----  -------    ---   ------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 27,609  $291,602  47,021  $495,588  5,207  $46,582   7,501  $59,479    412   $3,968
                         ======  ========  ======  ========  =====  =======   =====  =======    ===   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                Rydex Variable
                         Dreyfus (continued)        Trust              MFS Variable Insurance Trust
                         ---------------------  -------------- --------------------------------------------------
                         The Dreyfus Socially                                    MFS Investors
                             Responsible                         MFS Utility      Growth Stock    MFS Investors
                          Growth Fund, Inc.        OTC Fund        Series            Series        Trust Series
                         ---------------------  -------------- ----------------  ---------------  ---------------
                          Units     $ Amount    Units $ Amount Units   $ Amount  Units  $ Amount  Units  $ Amount
                         --------  -----------  ----- -------- ------  --------  -----  --------  -----  --------
Type II Units:
 Units Purchased........    1,050  $    7,387    --    $  --    9,434  $75,729   2,289  $17,650   2,641  $21,765
 Units Redeemed.........       (6)        (43)    (1)      (4)    (42)    (339)    (19)    (148)    (12)    (100)
 Units Exchanged........      682       4,798    391    2,025   2,862   22,975     601    4,631   1,781   14,676
                         --------  ----------    ---   ------  ------  -------   -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......    1,726  $   12,142    390   $2,021  12,254  $98,365   2,871  $22,133   4,410  $36,341
                         ========  ==========    ===   ======  ======  =======   =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                 MFS Variable
                                                                  Insurance
                                                                    Trust
                                                                 (continued)
                                                                ---------------
                                                                   MFS New
                                                                  Discovery
                                                                    Series
                                                                ---------------
                                                                Units  $ Amount
                                                                -----  --------
Type II Units:
 Units Purchased............................................... 6,971  $75,927
 Units Redeemed................................................   (13)    (144)
 Units Exchanged...............................................   489    5,323
                                                                -----  -------
 Net increase (decrease) in units from capital transactions
 with policyholders during the year or lesser period ended
 December 31, 2001............................................. 7,447  $81,106
                                                                =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets     Expenses as a Investment
                                 ----------------- % of Average    Income
Type I:                   Units  Unit Value  000s   Net Assets     Ratio    Total Return
-------                  ------- ---------- ------ ------------- ---------- ------------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund..... 138,814   $39.90   $5,539     1.30%        0.96%     (13.41)%
 Money Market Fund...... 810,426    17.45   14,142     1.30%        4.03%        2.62%
 Total Return Fund......  51,334    33.26    1,707     1.30%        2.55%      (4.16)%
 International Equity
 Fund...................  41,454    12.53      519     1.30%        1.44%     (21.89)%
 Real Estate Securities
 Fund...................  41,820    21.25      889     1.30%        3.28%       10.38%
 Global Income Fund.....   3,313     9.96       33     1.30%        0.00%      (2.96)%
 Mid-Cap Value Equity
 Fund...................  71,065    16.95    1,205     1.30%        0.84%      (0.98)%
 Income Fund............ 103,897    12.03    1,250     1.30%        4.74%        6.03%
 U.S. Equity Fund.......  19,782    11.16      221     1.30%        1.00%      (9.67)%
 Premier Growth Equity
 Fund...................  73,412     9.86      724     1.30%        0.11%     (10.32)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  66,563    25.07    1,669     1.30%        8.12%        6.38%
 Capital Appreciation
 Fund/VA................  87,276    44.31    3,867     1.30%        0.64%     (13.72)%
 Aggressive Growth
 Fund/VA................ 125,888    39.71    4,999     1.30%        1.00%     (32.17)%
 High Income Fund/VA....  99,852    31.42    3,137     1.30%       10.57%        0.64%
 Multiple Strategies
 Fund/VA................ 103,256    32.12    3,317     1.30%        3.69%        0.88%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 323,795    38.02   12,311     1.30%        1.72%      (6.20)%
 Growth Portfolio....... 212,582    44.72    9,507     1.30%        0.08%     (18.72)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets     Expenses as a Investment
                                 ----------------- % of Average    Income
Type I:                   Units  Unit Value  000s   Net Assets     Ratio    Total Return
-------                  ------- ---------- ------ ------------- ---------- ------------
 Overseas Portfolio..... 126,121   $18.24   $2,300     1.30%        5.56%     (22.20)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 219,198    27.08    5,936     1.30%        4.31%      (5.34)%
 Contrafund Portfolio... 303,135    25.60    7,760     1.30%        0.82%     (13.39)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  35,267    14.61      515     1.30%        1.60%      (9.94)%
 Growth Opportunities
  Portfolio.............  29,917    10.75      322     1.30%        0.44%     (15.54)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  63,683    16.86    1,074     1.30%        1.20%      (5.46)%
 High Income Bond Fund
  II....................  43,255    13.84      599     1.30%       10.63%        0.06%
 Utility Fund II........  23,007    14.52      334     1.30%        3.41%     (14.85)%
Alger American Fund:
 Small Capitalization
  Portfolio............. 193,757     8.56    1,659     1.30%        0.04%     (30.43)%
 LargeCap Growth
  Portfolio............. 177,225    18.89    3,348     1.30%        0.25%     (12.97)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  21,136    16.96      358     1.30%        0.00%     (29.22)%
 PBHG Growth II
  Portfolio.............  20,392    10.76      219     1.30%        0.00%     (41.25)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 119,899    20.10    2,410     1.30%        0.00%     (40.24)%
 Growth Portfolio....... 247,523    21.12    5,228     1.30%        0.02%     (25.72)%
 Worldwide Growth
  Portfolio............. 380,878    24.58    9,362     1.30%        0.23%     (23.45)%
 Balanced Portfolio..... 272,413    22.10    6,020     1.30%        1.30%      (5.91)%
 Flexible Income
  Portfolio.............  24,373    15.03      366     1.30%        3.35%        6.33%
 International Growth
  Portfolio............. 119,975    17.87    2,144     1.30%        0.36%     (24.24)%
 Capital Appreciation
  Portfolio.............  84,216    20.11    1,694     1.30%        0.38%     (22.70)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  33,891     9.40      319     1.30%        0.00%     (17.84)%
 Global Technology
  Portfolio.............  10,228     4.21       43     1.30%        0.00%     (38.14)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   6,794     7.75       53     1.30%        0.54%     (10.52)%
 Mid Cap Value Fund..... 205,679    11.97    2,462     1.30%        1.42%       10.59%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   5,645    11.34       64     1.30%        7.74%        5.52%
 Investors Fund.........  32,541    14.40      469     1.30%        0.85%      (5.40)%
 Total Return Fund......   2,619    11.07       29     1.30%        3.54%      (2.09)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                  Net Assets    Expenses as a Investment
                                --------------- % of Average    Income
Type II:                 Units  Unit Value 000s  Net Assets     Ratio    Total Return
--------                 ------ ---------- ---- ------------- ---------- ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 51,742   $ 8.41   $435     1.10%        0.96%     (13.23)%
 Money Market Fund...... 62,265    10.51    654     1.10%        4.03%        2.83%
 Mid-Cap Value Equity
  Fund.................. 16,047    10.84    174     1.10%        0.84%      (0.77)%
 U.S. Equity Fund....... 13,161     9.19    121     1.10%        1.00%      (9.47)%
 Premier Growth Equity
  Fund..................  2,652     8.74     23     1.10%        0.11%     (10.13)%
 Value Equity Fund......  5,347     9.28     50     1.10%        1.49%      (9.75)%
 Small-Cap Value Equity
  Fund..................  7,759    12.68     98     1.10%        0.92%        8.77%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 30,600     8.98    275     1.10%        0.00%     (13.13)%
 Main Street Growth &
  Income Fund/VA........ 16,001     8.54    137     1.10%        0.12%     (11.25)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 29,152     9.96    290     1.10%        0.00%      (6.26)%
 Growth Portfolio....... 13,129     7.53     99     1.10%        0.00%     (18.76)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............  8,285     8.78     73     1.10%        0.00%     (10.00)%
 Mid Cap Portfolio......  9,368    10.17     95     1.10%        0.00%      (4.57)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  7,959     8.61     69     1.10%        0.00%     (13.43)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......  1,519     6.58     10     1.10%        0.00%     (30.78)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II.................... 11,377     9.73    111     1.10%        0.00%        0.27%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,375     8.27     11     1.10%        0.00%     (17.67)%
 Global Technology
  Portfolio.............  3,199     4.98     16     1.10%        0.00%     (38.00)%
 Aggressive Growth
  Portfolio.............  8,681     4.94     43     1.10%        0.00%     (40.25)%
 Growth Portfolio.......  7,098     6.75     48     1.10%        0.00%     (25.72)%
 Worldwide Growth
  Portfolio............. 17,274     7.14    123     1.10%        0.13%     (23.46)%
 Balanced Portfolio..... 32,003     9.56    306     1.10%        1.96%      (5.94)%
 International Growth
  Portfolio.............    314     7.02      2     1.10%        0.14%     (24.27)%
 Capital Appreciation
  Portfolio.............  4,011     7.18     29     1.10%        0.35%     (22.68)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          ------------------------------------------------------------
                                   Net Assets    Expenses as a Investment
                                 --------------- % of Average    Income
Type II:                  Units  Unit Value 000s  Net Assets     Ratio    Total Return
--------                  ------ ---------- ---- ------------- ---------- ------------
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     666   $11.16   $  7     1.10%        0.72%        6.42%
 Long-Term U.S.
  Government Bond
  Portfolio.............  16,855    11.20    189     1.10%        2.55%        4.70%
 High Yield Bond
  Portfolio.............  13,183    10.21    135     1.10%        5.70%        1.23%
 Total Return Bond
  Portfolio.............  22,145    11.18    248     1.10%        2.24%        7.19%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....   2,807     6.68     19     1.10%        0.00%     (24.12)%
 AIM V.I. Growth Fund...   1,615     5.84      9     1.10%        0.29%     (34.61)%
 AIM V.I. Value Fund....  27,610     8.40    232     1.10%        0.33%     (13.52)%
Alliance Variable
 Product Series
 Fund, Inc.:
 Growth and Income
  Portfolio.............  47,021    10.41    489     1.10%        0.10%      (0.94)%
 Premier Growth
  Portfolio.............   5,207     7.60     40     1.10%        0.00%     (18.30)%
 Quasar Portfolio.......   7,501     8.16     61     1.10%        0.00%     (13.81)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     412     9.78      4     1.10%        0.60%        2.19%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............   1,726     7.15     12     1.10%        0.08%     (23.42)%
Rydex Variable Trust:
 OTC Fund...............     390     4.75      2     1.10%        0.00%     (35.88)%
MFS Variable Insurance
 Trust:
 MFS Utility Series.....  12,254     7.58     93     1.10%        0.22%     (25.27)%
 MFS Investors Growth
  Stock Series..........   2,871     6.96     20     1.10%        0.05%     (25.65)%
 MFS Investors Trust
  Series................   4,410     8.41     37     1.10%        0.00%     (17.02)%
 MFS New Discovery
  Series................   7,447     9.12     68     1.10%        0.00%      (6.29)%